                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number:                811-07734

Exact name of registrant as specified in charter:  Reserve Private Equity Series

Address of principal executive offices:            1250 Broadway
                                                   New York, NY 10001-3701

Name and address of agent for service:             Richard Goodman
                                                   1250 Broadway
                                                   New York, NY 10001-3701

Registrant's telephone number, including
area code:                                         212-401-5710

Date of fiscal year end:                           May 31, 2003

Date of reporting period:                          May 31, 2003

Item 1 -- Reports to Stockholders

[THE RESERVE FUNDS(R) LOGO]

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND
24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700  / /  www.reservefunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RPES/ANNUAL 07/03

                           [THE RESERVE FUNDS(R) LOGO]

      ANNUAL REPORT

       RESERVE PRIVATE EQUITY SERIES

       BLUE CHIP GROWTH FUND

       INFORMED INVESTORS GROWTH FUND

       INTERNATIONAL EQUITY FUND

       INTERNATIONAL SMALL-CAP FUND

       LARGE-CAP GROWTH FUND

       SMALL-CAP GROWTH FUND

       STRATEGIC GROWTH FUND

       MAY 31, 2003

[PHOTO]
Bruce Bent                                       July 30, 2003
CHAIRMAN & CEO,
The Reserve Funds

Dear Investor,

         Of all my outstanding characteristics the one that impresses me the most is my humility, which is fortunate since the White House, Congress, and the Federal Reserve all dismissed me and my opinions last quarter. I screamed at all of them that the tax reduction on dividends, while equitable, would be ineffective in stimulating current spending and, therefore, the economy. I was equally vocal in my opinion that another rate cut would be useless at best (.25%) or disastrous (.50%) at worst. Well, I was ignored in both cases ... but since I am certainly a cheerleader for the U.S. economy, I hope I was wrong and that they are right. But one of the beauties of economic forecasting is that even after the fact, you never know what the causes actually were and 'what if' scenarios go on forever. Kind of like dinner at my house as a kid; there were seven of us and a minimum of eight opinions. One of the other beauties is that despite Congress, me and the Federal Reserve, the economy will ultimately do what it is going to do since the vast majority of our economic life is driven by people who never address economic theory, monetary or fiscal policy, but who spend or save based on personal economics and personal psychology not GDP, GNP, trade deficits or any of the other statistics that excite economists and the Federal Reserve.

         The stock market hit its bottom (so far that is) in October 2002 rallying back approximately 28% for the Dow and the S&P and nearly 60% for the NASDAQ but that only puts them where they were in June 2002. Despite these gains the Dow is still 22% below its high, the S&P off 34% and NASDAQ is still off 66% so the return to irrational exuberance is still a hope for the future. Do I believe this rally is for real or is the siren song of the sea nymph enticing the unwary onto the rocks? Since I have been at sea for an extended period I may not have a clear head, but I don't see the danger, so steady as she goes.

         As to the interest rate cut on June 25, what was Greenspan really trying to say? (Sometimes I think I should get a deck of tarot cards and a degree in phrenology). Was the cut only .25% because the economy has truly turned and he was simply taking out insurance or is he still concerned and wanted to have room for another .25%? Did he really want to take .50% but felt it would not be taken positively as a real catalyst for economic growth, but rather a warning that the economy was in deep trouble and the Fed was desperate so he defaulted to .25%? Tune in tomorrow night for the next exciting episode of ALAN, GEORGE, AND THE MYSTERIOUS ECONOMY.

         But the most important message is: recently we introduced another financial service that involves us with the American heartland -- 8,000 community bankers. These institutions have truly placed our finger on the pulse of America and that pulse is strong to say the least. In addition to the predictable home refinancings, we are seeing business demand for plant, equipment and working capital. These organizations invest based on what they see and feel, not because interest rates are 4% or 8%. No orders, no optimism, no investment: graphic proof that the Fed CANNOT stimulate business spending by reducing interest rates. Demand drives the economy and that's exactly what we're starting to see, demand.

         I am serious, I love what I do, I look forward to coming in every day and working hard to assure our investors that we are doing the most we possibly can to protect the safety and liquidity of the cash they have entrusted to us. Thank you for your continued confidence in Reserve and the American economy. We shall overcome ... sooner rather than later.

Bruce Bent
Chairman & CEO

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE BLUE CHIP GROWTH FUND-CLASS R

            BLUE CHIP CLASS R RETURN  S&P 500 RETURN
10/28/94                     $10,000         $10,000
12/31/94                     $10,260          $9,859
12/31/95                     $13,944         $13,222
12/31/96                     $15,152         $15,902
12/31/97                     $19,014         $20,832
12/31/98                     $25,976         $26,388
12/31/99                     $41,057         $31,540
12/31/2000                   $26,711         $28,343
12/31/2001                   $16,393         $24,646
12/31/2002                   $10,951         $18,887
5/31/2003                    $12,565         $20,685

Blue Chip Class R Return--25.65% S&P 500 Return--106.85%

        Total return of a $10,000 investment in the Fund vs. Benchmark Index without dividend reinvestment.

To the Shareholders of the Reserve Blue Chip Growth Fund:

As we enter the second half of 2003 we believe there are encouraging signs that an improvement in economic activity is underway. In spite of sluggish labor markets, the pace of consumer spending should quicken with the sharp rise in consumer confidence since the end of the Iraqi war. Household income will benefit from the recently passed tax cuts as well as falling gasoline prices. Continued low interest rates should also strengthen economic growth going forward, and with little signs of inflation on the horizon, we look for the Federal Reserve to maintain its accommodative stance into 2004. Finally with corporate profits improving and demand firming, we look for a recovery in capital spending later this year.

The major stock indices experienced sharp recoveries in the second quarter due primarily to the quick resolution of the Iraqi conflict, improving corporate earnings and investor confidence that the building blocks are in place for more robust economic growth. Given the substantial rise in equity prices we are somewhat cautious about the market over the near term. Our long term optimism remains in place, certainly with regard to selected growth stocks. We continue to favor the healthcare and financial sectors where we believe attractive valuations and solid earnings growth will lead to above average performance. The same holds true for the technology sector where we are focusing on companies that have improving fundamentals with a positive earnings estimate revision trend.

We would like to take this opportunity to thank you for your continued support. The last several years have been a very difficult market environment, but we do believe, for reasons outlined above, the economy and the stock market could surprise us on the upside.

                                     CLASS R   CLASS I  S&P 500
                                     --------  -------  -------
Fund Performance for the year ended
  5/31/03..........................  (10.44)%  (9.98)%  (9.70)%

CHARLES MOORE, MANAGING DIRECTOR, TRAINER, WORTHAM & COMPANY, INC., SUB-ADVISER
                                  (UNAUDITED)

              RESERVE PRIVATE EQUITY SERIES--BLUE CHIP GROWTH FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2003

                                                    VALUE
SHARES  COMMON STOCKS--98.3%                       (NOTE 1)
------  --------------------                       --------
        BANKS--6.7%
2,425   Bank of America Corp....................  $  179,935
3,725   Wells Fargo & Co........................     179,917
                                                  ----------
                                                     359,852
                                                  ----------
        BIO-TECHNOLOGY & DRUGS--18.4%
1,875   Allergan, Inc...........................     135,206
2,475   Amgen, Inc.*............................     160,157
2,575   Cardinal Health, Inc....................     148,603
2,575   Forest Laboratories, Inc.*..............     130,037
2,500   Johnson & Johnson.......................     135,875
2,900   Medtronic, Inc..........................     141,317
4,636   Pfizer, Inc.............................     143,809
                                                  ----------
                                                     995,004
                                                  ----------
        BROADCASTING & CABLE TV--7.1%
4,000   Clear Channel Communication, Inc.*......     162,800
4,800   Viacom Inc.--Class B*...................     218,496
                                                  ----------
                                                     381,296
                                                  ----------
        CABLE TV & RADIO--3.2%
6,000   Comcast Corp.--Special Class A*.........     172,920
                                                  ----------
        COMMUNICATIONS--2.9%
4,625   QUALCOMM, Inc...........................     155,308
                                                  ----------
        COMMUNICATION EQUIPMENT--6.0%
10,748  Cisco Systems, Inc.*....................     174,977
3,400   L-3 Communications Holdings, Inc.*......     147,390
                                                  ----------
                                                     322,367
                                                  ----------
        COMPUTER HARDWARE--3.4%
2,100   International Business Machines Corp....     184,884
                                                  ----------
        COMPUTER SERVICES--3.7%
4,800   First Data Corp.........................     198,816
                                                  ----------
        CONGLOMERATES--3.5%
6,500   General Electric Co.....................     186,550
                                                  ----------
        DRUG STORES--2.5%
5,250   CVS Corp................................     137,025
                                                  ----------
                                                    VALUE
SHARES  COMMON STOCKS--(CONTINUED)                (NOTE 1)
------  --------------------------                --------
        FINANCIAL SERVICES--6.1%
4,399   Citigroup, Inc..........................  $  180,447
2,000   Fannie Mae..............................     148,000
                                                  ----------
                                                     328,447
                                                  ----------
        INSURANCE--3.3%
3,050   American International Group, Inc.......     176,534
                                                  ----------
        MEDICAL EQUIPMENT SUPPLIES--2.4%
5,025   Baxter International, Inc...............     127,334
                                                  ----------
        NON-DURABLES--3.3%
4,000   Pepsico, Inc............................     176,800
                                                  ----------
        PERSONAL & HOUSEHOLD PRODUCTS--2.5%
4,000   Estee Lauder Companies..................     133,280
                                                  ----------
        RETAIL--9.5%
4,660   Best Buy Co., Inc.*.....................     180,342
3,900   Costco Wholesale Corp.*.................     144,495
5,700   Home Depot, Inc.........................     185,193
                                                  ----------
                                                     510,030
                                                  ----------
        SEMICONDUCTOR--3.2%
8,325   Intel Corp..............................     173,493
                                                  ----------
        SOFTWARE & PROGRAMMING--8.3%
2,000   Electronic Arts, Inc.*..................     137,120
6,150   Microsoft Corp..........................     151,352
5,800   VERITAS Software Corp.*.................     160,950
                                                  ----------
                                                     449,422
                                                  ----------
        TRUCKING--2.3%
2,025   United Parcel Service, Inc..............     126,421
                                                  ----------

                 TOTAL INVESTMENTS
                 (COST $4,830,092)...................................      98.3%   5,295,783
                 OTHER ASSETS, LESS LIABILITIES......................       1.7       92,715
                                                                       --------   ----------
                 NET ASSETS..........................................     100.0%  $5,388,498
                                                                       ========   ==========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--BLUE CHIP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2003


ASSETS:
  Investments in securities, at value
    (cost $4,830,092).............................  $ 5,295,783
  Cash............................................       88,966
  Dividends and interest receivable...............        3,749
                                                    -----------
    Total Assets..................................    5,388,498
                                                    -----------
NET ASSETS (NOTES 1 & 5):.........................  $ 5,388,498
                                                    ===========
COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001)........  $       863
  Paid in surplus.................................   12,365,035
  Accumulated net realized loss on investments....   (7,443,091)
  Net unrealized appreciation on investments......      465,691
                                                    -----------
NET ASSETS........................................  $ 5,388,498
                                                    ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($4,362,012/578,124 shares).............  $      7.55
                                                    ===========
  Class I ($1,026,486/284,460 shares).............  $      3.61
                                                    ===========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2003


INVESTMENT INCOME:
  Dividends.......................................  $    45,285
  Interest........................................        2,694
                                                    -----------
    Total Investment Income.......................       47,979
                                                    -----------
EXPENSES (NOTE 3):
  Comprehensive management fee
    Class R.......................................       49,967
    Class I.......................................        8,187
  Distribution (12b-1) fees--Class R..............       10,410
  Trustee fees....................................           86
                                                    -----------
    Total Expenses................................       68,650
                                                    -----------
    Net Investment Loss...........................      (20,671)
                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments................   (1,434,185)
  Net change in unrealized appreciation on
    investments...................................      713,640
                                                    -----------
  Net realized and unrealized loss on
    investments...................................     (720,545)
                                                    -----------
  Net Decrease in Net Assets Resulting from
    Operations....................................  $  (741,216)
                                                    ===========

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 2003 AND MAY 31, 2002

                                             2003         2002
                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss...................  $   (20,671) $   (60,632)
  Net realized loss on investments......   (1,434,185)  (3,567,957)
  Net change in unrealized appreciation
    on investments......................      713,640      562,511
                                          -----------  -----------
  Net decrease in net assets resulting
    from operations.....................     (741,216)  (3,066,078)
                                          -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class R.............................           --     (210,366)
    Class I.............................           --      (92,167)
                                          -----------  -----------
  Total distributions to shareholders...           --     (302,533)
                                          -----------  -----------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Proceeds from sale of shares..........      332,510    5,148,850
  Reinvestment of distributions.........           --      286,361
  Cost of shares redeemed...............     (767,473)  (6,125,874)
                                          -----------  -----------
  Net decrease in net assets resulting
    from capital share transactions.....     (434,963)    (690,663)
                                          -----------  -----------
  Net decrease in net assets............   (1,176,179)  (4,059,274)
NET ASSETS:
  Beginning of year.....................    6,564,677   10,623,951
                                          -----------  -----------
  End of year...........................  $ 5,388,498  $ 6,564,677
                                          ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE INFORMED INVESTORS GROWTH FUND-CLASS R

            INFORMED INVESTORS
              CLASS R RETURN    S&P 500 RETURN
12/28/94               $10,000         $10,000
12/31/95               $12,979         $13,365
12/31/96               $13,143         $16,073
12/31/97               $15,636         $21,057
12/31/98               $19,854         $26,673
12/31/99               $45,635         $31,881
12/31/2000             $39,408         $28,648
12/31/2001             $23,052         $24,912
12/31/2002             $17,648         $19,091
5/31/2003              $19,974         $20,909

Informed Investors Class R Return--99.74% S&P 500 Return--109.09%

        Total return of a $10,000 investment in the Fund vs. Benchmark Index without dividend reinvestment.

To the Shareholders of the Reserve Informed Investors Growth Fund:

We assumed the role of sub-advisor to the Fund in April of this year. We carefully evaluated all existing holdings and have been systematic in gradually reshaping the portfolio to one that reflects our own core disciplines. Our team is genuinely excited by the opportunity (and challenge) to act as managers of the Reserve Informed Investors Growth Fund. We look forward to a successful investment partnership with you, the shareholders.

The equity markets continue to be volatile, yet a sense of optimism has returned. Post-war enthusiasm, continued economic stimulus and some (albeit meager) signs of economic recovery have led to increasingly positive sentiment and increased demand for U.S. equities. Stock prices have followed, led by technology and health care firms. Smaller capitalization companies with low relative valuations have also seen strong appreciation. The Fund has participated in the rally since we assumed the reins in April by investing in a portfolio consisting of stocks in a broad range of industries and a variety of market capitalization categories.

We focus on stock selection strategies that leverage our core competencies -- we are not market timing strategists. However, most market pundits expect that the market will have at least some period of cooling off this year -- most likely in the heat of the summer. Of course we know that these pundits are not magicians, so there are no guarantees. In our research we have noted that aggregate selling by corporate executives and directors is at the highest levels of the past two years, and insider buying is relatively light. This, of course, does not mean that the current rally is over. Notably, corporate executives at technology firms (who are big benefactors in the recent rally) are on average still selling their securities in the same proportion relative to executives in other industries. Regardless of general market direction, we are hopeful that the market will increasingly reward companies with confidence and integrity, solid accounting practices, strong cash flows and management teams with superior knowledge about the prospects of their own firms.

I am enthusiastic about the potential for the Reserve Informed Investors Growth Fund and I thank you for your confidence.

                                     CLASS R  CLASS I  S&P 500
                                     -------  -------  -------
Fund Performance for the year ended
  5/31/03..........................  (8.70)%  (8.19)%  (9.70)%

  CARR BETTIS, PHD, PRESIDENT & CHIEF COMPLIANCE OFFICER, PINNACLE INVESTMENT
                             ADVISORS, SUB-ADVISER
                                  (UNAUDITED)

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2003

                                                      VALUE
SHARES   COMMON STOCKS--98.1%                       (NOTE 1)
------   --------------------                       --------
         BIOTECHNOLOGY--4.1%
 7,500   Alkermes, Inc.*.........................  $    96,675
 5,100   Cambrex Corp............................      108,120
                                                   -----------
                                                       204,795
                                                   -----------
         BUSINESS SERVICES--1.4%
 3,000   Corrections Corp. of America*...........       70,920
                                                   -----------
         CLOTHING--1.4%
 1,800   V. F. Corp..............................       68,526
                                                   -----------
         COMMUNICATIONS--1.6%
 2,700   Yahoo!, Inc.*...........................       80,595
                                                   -----------
         COMPUTERS--12.1%
25,100   Brocade Communications Systems, Inc.*...      152,357
 5,000   Electronic Data Systems Corp............      100,750
 8,400   EMC Corp.*..............................       90,888
 7,200   NCR Corp.*..............................      180,504
 3,000   Storage Technology Corp.*...............       81,000
                                                   -----------
                                                       605,499
                                                   -----------
         COMPUTER MANUFACTURERS--1.4%
 2,200   Dell Computer Corp.*....................       68,837
                                                   -----------
         COSMETICS--1.5%
 2,200   Gillette Co.............................       73,941
                                                   -----------
         DRUGS--6.0%
 3,700   Alpharma, Inc.--Class A.................       77,774
 4,700   IVAX Corp.*.............................       81,357
 1,800   Wyeth...................................       78,930
 1,400   Zimmer Holdings, Inc.*..................       62,804
                                                   -----------
                                                       300,865
                                                   -----------
         ELECTRICAL UTILITIES--6.2%
 8,400   AES Corp.*..............................       66,528
 2,000   Ameren Corp.............................       91,000
 1,350   Entergy Corp............................       69,782
 2,900   Great Plains Energy, Inc................       83,520
                                                   -----------
                                                       310,830
                                                   -----------
         ELECTRONIC SYSTEMS--1.0%
   900   Varian Medical Systems, Inc.*...........       50,175
                                                   -----------
         FINANCIAL SERVICES--1.4%
 8,000   Providian Financial Corp.*..............       72,320
                                                   -----------
                                                     VALUE
SHARES   COMMON STOCKS--(CONTINUED)                 (NOTE 1)
------   --------------------------                 --------
         FOOD PROCESSORS--4.7%
12,100   Archer-Daniels-Midland Co...............  $   144,837
 4,300   Fresh Del Monte Produce, Inc............       89,354
                                                   -----------
                                                       234,191
                                                   -----------
         HOME FURNISHINGS--1.7%
 3,500   Maytag Corp.............................       85,610
                                                   -----------
         HOME PRODUCTS--1.3%
 2,300   Newell Rubbermaid, Inc..................       65,550
                                                   -----------
         HOSPITALS--1.5%
 3,000   Triad Hospitals, Inc.*..................       77,610
                                                   -----------
         INSURANCE--5.6%
 6,500   American Financial Group, Inc...........      143,715
 1,700   Hartford Financial Services
         Group, Inc..............................       79,288
18,300   Life Partners Holdings, Inc.............       60,390
                                                   -----------
                                                       283,393
                                                   -----------
         INVESTMENTS--1.5%
 3,300   Allied Capital Corp.....................       77,055
                                                   -----------
         LEISURE--1.9%
 4,500   Coinstar, Inc.*.........................       95,490
                                                   -----------
         MACHINERY--2.8%
 3,500   The Timken Co...........................       57,330
 3,250   Waste Management, Inc...................       82,778
                                                   -----------
                                                       140,108
                                                   -----------
         MEDICAL SUPPLIES--3.7%
 3,500   ICU Medical, Inc.*......................      108,150
 2,200   IDEXX Laboratories, Inc.*...............       78,408
                                                   -----------
                                                       186,558
                                                   -----------
         MULTI-INDUSTRY--1.2%
 3,800   The Brink's Cos.........................       60,154
                                                   -----------
         OFFICE EQUIPMENT--2.9%
 7,000   Andrew Corp.*...........................       69,580
 2,250   EchoStar Communications
         Corp.*--Class A.........................       75,555
                                                   -----------
                                                       145,135
                                                   -----------
         OIL--10.1%
   700   Apache Corp.............................       46,144
 1,350   Burlington Resources, Inc...............       71,942
 7,000   Chesapeake Energy Corp..................       71,470
 2,800   Cooper Cameron Corp.*...................      152,852

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND
               SCHEDULE OF INVESTMENTS--MAY 31, 2003 (CONTINUED)

                                                     VALUE
SHARES   COMMON STOCKS--(CONTINUED)                 (NOTE 1)
------   --------------------------                 --------
         OIL--(CONTINUED)
 2,800   ENSCO International, Inc................  $    84,000
 1,600   Murphy Oil Corp.........................       79,104
                                                   -----------
                                                       505,512
                                                   -----------
         RETAIL GOODS--7.9%
 5,300   Bebe Stores, Inc.*......................       96,566
 5,500   BJ's Wholesale Club, Inc.*..............       84,810
10,800   Charming Shoppes, Inc.*.................       50,976
 2,500   Rent-A-Center, Inc.*....................      166,100
                                                   -----------
                                                       398,452
                                                   -----------
         SAVINGS AND LOANS--1.4%
 1,800   TCF Financial Corp......................       71,442
                                                   -----------
         SEMICONDUCTORS--6.5%
19,100   Advanced Micro Devices, Inc.*...........      139,048
                                                     VALUE
SHARES   COMMON STOCKS--(CONTINUED)                 (NOTE 1)
------   --------------------------                 --------
         SEMICONDUCTORS--(CONTINUED)
 6,000   Amkor Technology, Inc.*.................  $    66,780
14,050   Axcelis Technologies, Inc.*.............       83,738
 9,000   Conexant Systems, Inc.*.................       34,920
                                                   -----------
                                                       324,486
                                                   -----------
         SOFTWARE & EDP SERVICES--1.1%
 2,500   Cerner Corp.*...........................       52,775
                                                   -----------
         TELEPHONE UTILITIES--4.2%
 4,500   BellSouth Corp..........................      119,295
 6,800   Sprint Corp.............................       92,208
                                                   -----------
                                                       211,503
                                                   -----------

                 TOTAL INVESTMENTS
                 (COST $4,395,495)...................................      98.1%    4,922,327
                 OTHER ASSETS, LESS LIABILITIES......................       1.9        95,885
                                                                       --------   -----------
                 NET ASSETS..........................................     100.0%  $ 5,018,212
                                                                       ========   ===========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2003


ASSETS:
  Investments in securities, at value
    (cost $4,395,495).............................  $ 4,922,327
  Cash............................................      445,831
  Receivable for securities sold..................       57,780
  Dividends and interest receivable...............        6,934
                                                    -----------
    Total Assets..................................    5,432,872
                                                    -----------
LIABILITIES:
  Payable for securities purchased................      413,235
  Payable for Fund shares redeemed................        1,425
                                                    -----------
    Total Liabilities.............................      414,660
                                                    -----------
NET ASSETS (NOTES 1 & 5):.........................  $ 5,018,212
                                                    ===========
COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001)........  $       606
  Paid in surplus.................................   14,112,274
  Accumulated net realized loss on investments....   (9,621,500)
  Net unrealized appreciation on investments......      526,832
                                                    -----------
NET ASSETS........................................  $ 5,018,212
                                                    ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($4,219,549/496,172 shares).............  $      8.50
                                                    ===========
  Class I ($798,663/109,513 shares)...............  $      7.29
                                                    ===========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2003


INVESTMENT INCOME:
  Interest........................................  $    39,511
  Dividends*......................................       19,117
                                                    -----------
    Total Investment Income.......................       58,628
                                                    -----------
EXPENSES (NOTE 3):
  Comprehensive management fee
    Class R.......................................       54,674
    Class I.......................................        7,620
  Distribution (12b-1) fees--Class R..............       10,514
  Trustee fees....................................          120
                                                    -----------
    Total Expenses................................       72,928
                                                    -----------
    Net Investment Loss...........................      (14,300)
                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments................   (1,135,266)
  Net change in unrealized appreciation on
    investments...................................      602,068
                                                    -----------
  Net realized and unrealized loss on
    investments...................................     (533,198)
                                                    -----------
  Net Decrease in Net Assets Resulting from
    Operations....................................  $  (547,498)
                                                    ===========

---------------

  *  Dividends are net of foreign tax withholdings of $169

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 2003 AND MAY 31, 2002

                                             2003          2002
                                          -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss...................  $   (14,300) $    (22,473)
  Net realized loss on investments......   (1,135,266)     (421,393)
  Net change in unrealized appreciation
    (depreciation) on investments.......      602,068      (261,539)
                                          -----------  ------------
  Net decrease in net assets resulting
    from operations.....................     (547,498)     (705,405)
                                          -----------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Proceeds from sale of shares..........      392,805       220,234
  Cost of shares redeemed...............     (886,575)   (1,391,165)
                                          -----------  ------------
  Net decrease in net assets resulting
    from capital share transactions.....     (493,770)   (1,170,931)
                                          -----------  ------------
  Net decrease in net assets............   (1,041,268)   (1,876,336)
NET ASSETS:
  Beginning of year.....................    6,059,480     7,935,816
                                          -----------  ------------
  End of year...........................  $ 5,018,212  $  6,059,480
                                          ===========  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE INTERNATIONAL EQUITY FUND-CLASS R

            INTERNATIONAL EQUITY
               CLASS R RETURN     EAFE RETURN
7/13/95                  $10,000      $10,000
12/31/95                 $10,510      $10,201
12/31/96                 $12,180      $10,649
12/31/97                 $11,120      $10,674
12/31/98                 $13,230      $12,621
12/31/99                 $22,170      $15,809
12/31/2000               $15,000      $13,406
12/31/2001                $9,830      $10,374
12/31/2002                $7,420       $8,557
5/31/2003                 $8,210       $9,016

International Equity Class R Return--(17.90)% EAFE Return--(9.84)%

        Total return of a $10,000 investment in the Fund vs. Benchmark Index without dividend reinvestment.

To the Shareholders of the Reserve International Equity Fund:

The year ended May 31, 2003, saw a bear market turn into the beginnings of a new uptrend in world markets. The economic slowdown that accompanied the bear market caused central banks to keep interest rates at low levels to stimulate economic activity. With inflation not being a problem, it was a straightforward move for central banks to be accommodating with money supply growth and low interest rates.

April was the first month that significant gains were achieved in this current bull run. The strength continued into May, and at the time of this writing in mid-June, another positive month is now building momentum. While it is difficult to predict full year results, we believe the odds favor world market strength to continue. The U.S.A. is leading the major markets in this recovery move, since its economic conditions are somewhat stronger than the countries of Europe. Asia will benefit from stronger demand coming from developed markets, as will the economies of Latin America.

The recent strength of the euro has squeezed profit margins of European exporters. But this is being offset by the improving business conditions in Europe's dollar based customers. But because of disappointing domestic demand in Europe, we cannot depend on local economies to restart a general advance in their stock markets. Our strategy is to focus on equity selections where earnings growth is much faster than that of the average company. These are and will continue to be, unique growth companies with good visibility for strong earnings growth.

In Asia, the companies best positioned are those that benefit from an improving export market and those companies that benefit from strong domestic demand for their products. The countries that have the best domestic demand prospects are Korea, Thailand and for our investment purposes those companies listed in Hong Kong that have nearly all their business in the rapidly growing mainland China Market.

The countries of Latin America that are immediately benefiting from the US turnaround are Mexico and Brazil. We have stepped up our exposure to this region in recent weeks, and we may be able to add exposure to other Latin American countries once the investment circumstances become more visible and less volatile.

All in all, this is the most favorable time for equity investment in three years, and we expect the current year to be most rewarding for international investment.

                                     CLASS R   CLASS I     EAFE
                                     --------  --------  --------
Fund Performance for the year ended
  5/31/03..........................  (15.62)%  (15.63)%  (14.32)%

     NICHOLAS REITENBACH, CHIEF INVESTMENT OFFICER-INTERNATIONAL, PINNACLE
                   INTERNATIONAL MANAGEMENT, LLC, SUB-ADVISER
                                  (UNAUDITED)

            RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2003

                                                     VALUE
SHARES   COMMON STOCKS--96.9%                       (NOTE 1)
------   --------------------                       --------
         AUSTRIA--0.5%
    100  Erste bank der Oesterreichischen
         Sparkassen AG...........................  $    8,700
                                                   ----------
         BRAZIL--3.0%
    500  Banco Itau Holding Financeira S.A.
         ADR.....................................      17,200
  1,100  Empresa Brasileira de Aeronautica S.A.
         ADR.....................................      16,225
  4,350  Telesp Celular Participacoes S.A. ADR...      17,748
                                                   ----------
                                                       51,173
                                                   ----------
         CANADA--2.2%
    800  Biovail Corp.*..........................      37,312
                                                   ----------
         FINLAND--2.8%
  2,700  Nokia Oyj...............................      48,567
                                                   ----------
         FRANCE--11.2%
  1,300  BNP Paribas S.A.........................      64,428
  1,000  Cap Gemini S.A..........................      34,763
     75  Hermes International....................      11,610
  1,100  Publicis Groupe S.A.....................      28,812
    300  Societe Generale S.A....................      18,435
  1,200  Societe Television Francaise 1..........      35,514
                                                   ----------
                                                      193,562
                                                   ----------
         GERMANY--7.1%
  1,200  Medion AG...............................      57,565
    400  Merck KGaA..............................      13,467
    200  Sap AG..................................      22,426
    450  Stada Arzneimittel AG...................      29,665
                                                   ----------
                                                      123,123
                                                   ----------
         HONG KONG--7.1%
 36,000  COFCO International Ltd.................      13,156
  9,000  Esprit Holdings Ltd.....................      19,042
 20,000  Huaneng Power International, Inc........      20,773
  8,000  Li & Fung Ltd...........................       9,899
 20,000  Techtronic Industries Co., Ltd..........      31,160
 36,000  Texwinca Holdings Ltd...................      29,544
                                                   ----------
                                                      123,574
                                                   ----------
         IRELAND--4.2%
  4,500  Anglo Irish Bank Corp. PLC..............      39,651
    800  Ryanair Holdings PLC ADR*...............      33,176
                                                   ----------
                                                       72,827
                                                   ----------
         ISRAEL--4.3%
    750  Check Point Software Technologies
         Ltd.*...................................      14,100
  1,200  Teva Pharmaceutical Industries Ltd.
         ADR.....................................      60,827
                                                   ----------
                                                       74,927
                                                   ----------
                                                     VALUE
SHARES   COMMON STOCKS--(CONTINUED)                 (NOTE 1)
------   --------------------------                 --------
         ITALY--7.2%
  4,100  Banca Fideuram SpA......................  $   22,299
  1,230  Riunione Adriatica di Sicurta SpA.......      19,185
  5,200  Telecom Italia Mobile SpA...............      27,240
 12,400  UniCredito Italiano SpA.................      56,783
                                                   ----------
                                                      125,507
                                                   ----------
         JAPAN--3.4%
  1,300  Nidec Copal Corp........................      19,827
  3,200  Nissan Motor Co., Ltd...................      25,288
  1,000  NOK Corp................................      13,827
                                                   ----------
                                                       58,942
                                                   ----------
         MEXICO--5.4%
    800  Coca-Cola Femsa, S.A. de C.V. ADR.......      17,936
 48,500  Grupo Financiero BBVA Bancomer, S.A. de
         C.V.*...................................      42,235
 11,700  Wal-Mart de Mexico S.A. de
         C.V.--Series V..........................      33,527
                                                   ----------
                                                       93,698
                                                   ----------
         SINGAPORE--1.6%
  2,500  Flextronics International Ltd.*.........      26,500
    265  Haw Par Corp. Ltd.......................         581
                                                   ----------
                                                       27,081
                                                   ----------
         SOUTH KOREA--2.6%
    300  KH Vatec Co., Ltd.......................      18,658
    100  Samsung Electronics Co., Ltd............      26,868
                                                   ----------
                                                       45,526
                                                   ----------
         SPAIN--8.7%
  2,100  Banco Bilbao Vizcaya Argentaria, S.A....      20,766
  2,200  Banco Santander Central Hispano, S.A....      17,818
  3,000  Enagas..................................      24,192
  1,300  Grupo Ferrovial, S.A....................      35,642
  1,050  Industria de Diseno Textil, S.A.........      23,671
  2,750  Indra Sistemas, S.A.....................      27,906
                                                   ----------
                                                      149,995
                                                   ----------
         SWEDEN--2.7%
  3,500  Elekta AB*..............................      46,718
                                                   ----------
         SWITZERLAND--6.4%
  1,200  Logitech International S.A.*............      51,024
    350  Swiss Re................................      22,545
    700  UBS AG..................................      37,818
                                                   ----------
                                                      111,387
                                                   ----------
         THAILAND--5.6%
 23,000  Kasikornbank Public Co., Ltd.*..........      21,649

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND
               SCHEDULE OF INVESTMENTS--MAY 31, 2003 (CONTINUED)

                                                     VALUE
SHARES   COMMON STOCKS--(CONTINUED)                 (NOTE 1)
------   --------------------------                 --------
         THAILAND--(CONTINUED)
100,000  Land & Houses Public Co., Ltd...........  $   21,463
 17,000  The Siam Cement Public Co., Ltd.........      54,628
                                                   ----------
                                                       97,740
                                                   ----------
         UNITED KINGDOM--10.9%
 12,700  BT Group PLC............................      39,991
  2,300  Royal Bank of Scotland Group PLC........      59,633
  4,825  Tesco PLC...............................      16,139
 22,600  Vodafone Group PLC......................      48,707
  3,050  WPP Group PLC...........................      24,953
                                                   ----------
                                                      189,423
                                                   ----------
         Total Common Stocks
         (Cost $1,473,355).......................   1,679,782
                                                   ----------

                                                     VALUE
SHARES   PREFERRED STOCKS--1.1%                     (NOTE 1)
------   ----------------------                     --------
         GERMANY--1.1%
     49  Porsche AG..............................  $   18,689
                                                   ----------
         Total Preferred Stocks
         (Cost $20,032)..........................      18,689
                                                   ----------

                 TOTAL INVESTMENTS
                 (COST $1,493,387)...................................      98.0%   1,698,471
                 OTHER ASSETS, LESS LIABILITIES......................       2.0       35,247
                                                                       --------   ----------

                 NET ASSETS..........................................     100.0%  $1,733,718
                                                                       ========   ==========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.

ADR -- American Depository Receipt.

INDUSTRY COMPOSITION

INDUSTRY                                            PERCENT
--------                                            -------
Capital Goods.....................................     2.8%
Consumer Discretionary............................     5.2
Consumer Durables.................................     2.5
Consumer Staples..................................     2.7
Financial Services................................    27.1
Health Care.......................................    10.8
Industrial........................................     3.7
Information Technology............................    11.3
INDUSTRY                                            PERCENT
--------                                            -------
Materials.........................................     3.2%
Property Development..............................     1.2
Retail............................................    10.1
Services..........................................     4.3
Telecommunications................................    10.5
Utilities.........................................     2.6
Other Assets, Less Liabilities....................     2.0
                                                     -----
PERCENT OF NET ASSETS.............................   100.0%
                                                     =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2003


ASSETS:
  Investments in securities, at value
    (cost $1,493,387).............................  $ 1,698,471
  Cash............................................       20,503
  Receivable for securities sold..................       15,821
  Dividends and interest receivable...............       12,876
                                                    -----------
    Total Assets..................................    1,747,671
                                                    -----------
LIABILITIES:
  Payable for securities purchased................       13,953
                                                    -----------
    Total Liabilities.............................       13,953
                                                    -----------
NET ASSETS (NOTES 1 & 5):.........................  $ 1,733,718
                                                    ===========
COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001)........  $       219
  Paid in surplus.................................    4,968,500
  Accumulated net investment loss.................      (39,799)
  Accumulated net realized loss on investments and
    foreign currency transactions.................   (3,402,608)
  Net unrealized appreciation on investments and
    translation of foreign currency...............      207,406
                                                    -----------
NET ASSETS........................................  $ 1,733,718
                                                    ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($1,381,885/168,255 shares).............  $      8.21
                                                    ===========
  Class I ($351,833/50,941 shares)................  $      6.91
                                                    ===========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2003


INVESTMENT INCOME:
  Dividends*......................................  $    59,611
  Interest........................................        1,049
                                                    -----------
    Total Investment Income.......................       60,660
                                                    -----------
EXPENSES (NOTE 3):
  Comprehensive management fee
    Class R.......................................       32,466
    Class I.......................................       30,818
  Distribution (12b-1) fees--Class R..............        5,236
  Interest expense................................        1,637
  Trustee fees....................................          105
                                                    -----------
    Total Expenses................................       70,262
                                                    -----------
    Net Investment Loss...........................       (9,602)
                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY (NOTE 1):
  Net realized loss on investments................     (819,998)
  Net realized loss on foreign currency
    transactions..................................     (118,981)
  Net change in unrealized depreciation on
    investments...................................     (707,896)
  Net change in unrealized appreciation on
    translation of foreign currency...............        1,784
                                                    -----------
  Net realized and unrealized loss on
    investments...................................   (1,645,091)
                                                    -----------
  Net Decrease in Net Assets Resulting from
    Operations....................................  $(1,654,693)
                                                    ===========

*  Dividends are net of foreign tax withholdings of $8,444

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 2003 AND MAY 31, 2002

                                             2003          2002
                                          -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss...................  $    (9,602) $    (30,479)
  Net realized loss on investments......     (819,998)   (2,405,669)
  Net realized loss on foreign currency
    transactions........................     (118,981)     (149,013)
  Net change in unrealized appreciation
    (depreciation) on investments.......     (707,896)      922,854
  Net change in unrealized appreciation
    on translation of foreign
    currency............................        1,784         2,872
                                          -----------  ------------
  Net decrease in net assets resulting
    from operations.....................   (1,654,693)   (1,659,435)
                                          -----------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class R.............................           --      (143,385)
    Class I.............................           --      (133,919)
                                          -----------  ------------
  Total distributions to shareholders...           --      (277,304)
                                          -----------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Proceeds from sale of shares..........    1,395,581    47,480,896
  Reinvestment of distributions.........           --       277,282
  Cost of shares redeemed...............   (6,472,363)  (51,172,350)
                                          -----------  ------------
  Net decrease in net assets resulting
    from capital share transactions.....   (5,076,782)   (3,414,172)
                                          -----------  ------------
  Net decrease in net assets............   (6,731,475)   (5,350,911)
NET ASSETS:
  Beginning of year.....................    8,465,193    13,816,104
                                          -----------  ------------
  End of year...........................  $ 1,733,718  $  8,465,193
                                          ===========  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE INTERNATIONAL SMALL-CAP FUND-CLASS R

            INTERNATIONAL SMALL-CAP   SMALL CAP
                CLASS R RETURN       EAFE RETURN
8/1/2000                    $10,000      $10,000
9/30/2000                   $10,470       $9,871
12/31/2000                   $9,420       $9,186
3/31/2001                    $7,230       $8,520
6/30/2001                    $7,390       $8,885
9/30/2001                    $6,400       $7,421
12/31/2001                   $6,830       $7,873
3/31/2002                    $7,300       $8,309
6/30/2002                    $7,980       $8,565
9/30/2002                    $6,620       $7,160
12/31/2002                   $6,630       $7,118
3/31/2003                    $6,560       $6,864
5/31/2003                    $7,530       $8,092

International Small-Cap Class R Return--(24.70)% Small Cap EAFE Return--(19.08)%

        Total return of a $10,000 investment in the Fund vs. Benchmark Index without dividend reinvestment.

To the Shareholders of the Reserve International Small-Cap Fund:

For the year ending May 31, 2003, the Reserve International Small-Cap Fund was marked by continued weakness during the first half, and then a strong recovery in the second half. International large caps, as measured by the MSCI EAFE Index, lost 12.3% for the 12-month period ending May 31, 2003, more than double that of their small cap counterparts, defined by the Citigroup EMI World ex-U.S. Index. Over the past couple months, however, investor confidence has returned to the market, with all major world indices gaining significantly calendar year-to-date. The snap back has undeniably changed the direction of the market through May and into June.

We have maintained our investment discipline and continued to invest in niche-oriented, high-quality growth stocks, focusing on individual company fundamentals. The Fund continues to be overweighted in the healthcare sector at the end of May, where we have emphasized generic pharmaceutical and medical device companies. An area we recently cut back was the more defensive European toll road industry in exchange for some higher growth Japanese companies operating in the digital camera sector. Although we are still downbeat on Japan's macroeconomics, we are confident on the long-term growth prospects of our companies that are global leaders in their specific areas of expertise.

Europe continues to hold the lion's share of our investments, additionally benefiting from the strong euro versus the U.S. dollar. The biggest shift in assets over the last 12 months has been into Chinese companies traded in Hong Kong, where we increased our weighting from 2.7% to 16.0% of assets at the end of May 2003. The onset of SARS proved to be only a temporary setback for these stocks. We have remained overweight in this market due to China's healthy GDP growth and the vast opportunities to invest in high-growth companies in the textiles, infrastructure, pharmaceutical and consumer industries.

The international small cap earnings cycle bottomed in November 2002 and is now on a clear uptrend. Investors are starting to factor in future growth where profits are forecasted to accelerate 50% year-over-year and the stocks are still trading at a 70% discount based on price-to-earnings valuation. Moreover, foreign small companies are trading at a historically low discount of 20% when compared to their international large cap brethren.

Value stocks were in favor during the bear market that started in 2000. Based on 12-month returns, the outperformance of value stocks over growth stocks within international small caps has now declined to almost zero for the first time in nearly three years. With investors increasing their risk tolerance, this is the time of the cycle when small caps tend to outperform large caps and the Fund should additionally benefit from the shift out of value stocks and into growth stocks.

                                                       SMALL CAP
                                     CLASS R  CLASS I    EAFE
                                     -------  -------  ---------
Fund Performance for the year ended
  5/31/03..........................  (5.28)%  (4.78)%   (9.22)%

 ANDREW REITENBACH, PORTFOLIO MANAGER, PINNACLE INTERNATIONAL MANAGEMENT, LLC,
                                  SUB-ADVISER
                                  (UNAUDITED)

          RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL SMALL-CAP FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2003

                                                     VALUE
SHARES   COMMON STOCKS--93.1%                       (NOTE 1)
------   --------------------                       --------
         AUSTRALIA--4.0%
 4,900   Macquarie Infrastructure Group..........  $   11,300
 7,710   UNiTAB, Ltd.............................      30,473
                                                   ----------
                                                       41,773
                                                   ----------
         AUSTRIA--2.4%
   290   Erste Bank der oesterreichischen
         Sparkassen AG...........................      25,229
                                                   ----------
         FINLAND--1.8%
 1,400   Elcoteq Network.........................      19,134
                                                   ----------
         GERMANY--11.4%
   550   Puma AG.................................      58,919
   630   Stada Arzneimittel AG...................      41,532
   520   Zapf Creation AG........................      19,099
                                                   ----------
                                                      119,550
                                                   ----------
         HONG KONG--16.0%
40,000   Anhui Conch Cement Co...................      21,543
82,000   China Pharmaceutical Group Ltd..........      27,339
26,000   Fountain Set Holdings, Ltd..............      21,171
70,000   Jiangsu Expressway Co., Ltd.............      25,357
28,000   Techtronic Industries Co., Ltd..........      43,624
10,000   Texwinca Holdings Ltd...................       8,207
16,000   Tsingtao Brewery Co., Ltd...............      11,182
22,000   Zhejiang Expressway Co., Ltd............       9,027
                                                   ----------
                                                      167,450
                                                   ----------
         IRELAND--4.3%
 5,170   Anglo Irish Bank Corp. PLC..............      45,554
                                                   ----------
         ITALY--11.9%
 2,420   Autostrada Torino-Milano SpA............      29,369
   660   Davide Campari Milano SpA*..............      24,707
 2,540   Merloni Elettrodomestici SpA............      34,087
 4,950   Societa Iniziative Autostradali e
         Servizi SpA.............................      36,460
                                                   ----------
                                                      124,623
                                                   ----------
         JAPAN--7.3%
 4,000   Bosch Automotive Systems................       8,715
   500   Daiichikosho Co., Ltd...................      13,366
                                                     VALUE
SHARES   COMMON STOCKS--(CONTINUED)                (NOTE 1)
------   --------------------------                --------
         JAPAN--(CONTINUED)
 2,500   Kuraya Sanseido Inc.....................  $   18,415
 3,000   Minolta Co. Ltd.........................      16,794
   600   Noritsu Koki Co., Ltd...................      19,509
                                                   ----------
                                                       76,799
                                                   ----------
         SINGAPORE--2.7%
37,000   Neptune Orient Lines Ltd.*..............      28,199
                                                   ----------
         SPAIN--15.4%
 1,090   Acesa Infraestructuras, S.A.............      15,821
   730   ACS, Actividades de Construccion y
         Servicious,
         S.A.....................................      30,567
 1,510   Enagas..................................      12,176
 1,380   Grupo Ferrovial, S.A....................      37,835
 3,150   Indra Sistemas S.A......................      31,965
 2,630   Red Electrica de Espana.................      32,756
                                                   ----------
                                                      161,120
                                                   ----------
         SWEDEN--3.0%
   480   Axfood AB...............................       9,688
   450   Getinge AB..............................      11,607
   550   Gunnebo AB..............................      10,072
                                                   ----------
                                                       31,367
                                                   ----------
         SWITZERLAND--7.4%
   180   Centerpulse AG*.........................      49,523
   430   Nobel Biocare Holding AG................      27,814
                                                   ----------
                                                       77,337
                                                   ----------
         UNITED KINGDOM--0.6%
   350   Travis Perkins, PLC.....................       6,467
                                                   ----------
         UNITED STATES--4.9%
 1,090   Taro Pharmaceutical Industries, Ltd.*...      51,840
                                                   ----------

                 TOTAL INVESTMENTS
                 (COST $808,140).....................................      93.1%     976,442
                 OTHER ASSETS, LESS LIABILITIES......................       6.9       72,050
                                                                       --------   ----------
                 NET ASSETS..........................................     100.0%  $1,048,492
                                                                       ========   ==========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL SMALL-CAP FUND
               SCHEDULE OF INVESTMENTS--MAY 31, 2003 (CONTINUED)

INDUSTRY COMPOSITION


INDUSTRY                                            PERCENT
--------                                            -------

Consumer Discretionary............................     6.0%
Consumer Durables.................................     3.2
Consumer Staples..................................    10.5
Financial Services................................     6.8
Health Care.......................................    21.8
Industrial........................................     6.2
Information Technology............................     3.0
INDUSTRY                                            PERCENT
--------                                            -------

Retailing.........................................     6.4%
Services..........................................    19.6
Technology........................................     3.5
Telecommunications Equipment......................     1.8
Utilities.........................................     4.3
Other Assets, Less Liabilities....................     6.9
                                                     -----
PERCENT OF NET ASSETS.............................   100.0%
                                                     =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL SMALL-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2003


ASSETS:
  Investments in securities, at value
    (cost $808,140)...............................  $  976,442
  Cash............................................      67,075
  Dividends and interest receivable...............       3,362
  Receivable for securities sold..................       2,988
                                                    ----------
    Total Assets..................................   1,049,867
                                                    ----------
LIABILITIES:
  Payable for Fund shares redeemed................       1,375
                                                    ----------
    Total Liabilities.............................       1,375
                                                    ----------
NET ASSETS (NOTES 1 & 5):.........................  $1,048,492
                                                    ==========
COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001)........  $      139
  Paid in surplus.................................   1,031,714
  Accumulated net investment loss.................     (19,440)
  Accumulated net realized loss on investments and
    foreign currency transactions.................    (132,283)
  Net unrealized appreciation on investments and
    translation of foreign currency...............     168,362
                                                    ----------
NET ASSETS........................................  $1,048,492
                                                    ==========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($882,569/117,177 shares)...............  $     7.53
                                                    ==========
  Class I ($165,923/21,906 shares)................  $     7.57
                                                    ==========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2003


INVESTMENT INCOME:
  Dividends*......................................  $14,549
  Interest........................................      253
                                                    -------
    Total Investment Income.......................   14,802
                                                    -------
EXPENSES (NOTE 3):
  Comprehensive management fee
    Class R.......................................    5,171
    Class I.......................................    1,888
  Distribution (12b-1) fees--Class R..............      834
  Trustee fees....................................        5
                                                    -------
    Total Expenses................................    7,898
                                                    -------
    Net Investment Income.........................    6,904
                                                    -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY (NOTE 1):
  Net realized gain on investments................    7,838
  Net realized loss on foreign currency
    transactions..................................  (26,141)
  Net change in unrealized appreciation on
    investments...................................   80,110
  Net change in unrealized appreciation on
    translation of foreign currency...............       50
                                                    -------
  Net realized and unrealized gain on
    investments...................................   61,857
                                                    -------
  Net Increase in Net Assets Resulting from
    Operations....................................  $68,761
                                                    =======

*  Dividends are net of foreign tax withholdings of $1,384

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 2003 AND MAY 31, 2002

                                                                                2003       2002
                                                                             ----------  --------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income....................................................  $    6,904  $  1,200
  Net realized gain (loss) on investments..................................       7,838   (36,547)
  Net realized loss on foreign currency transactions.......................     (26,141)  (15,357)
  Net change in unrealized appreciation on investments.....................      80,110    80,624
  Net change in unrealized appreciation (depreciation) on translation of
    foreign currency.......................................................          50       (11)
                                                                             ----------  --------
  Net increase in net assets resulting from operations.....................      68,761    29,909
                                                                             ----------  --------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Proceeds from sale of shares.............................................     756,990    16,134
  Cost of shares redeemed..................................................    (146,208)   (3,874)
                                                                             ----------  --------
  Net increase in net assets resulting from capital share transactions.....     610,782    12,260
                                                                             ----------  --------
  Net increase in net assets...............................................     679,543    42,169
NET ASSETS:
  Beginning of year........................................................     368,949   326,780
                                                                             ----------  --------
  End of year..............................................................  $1,048,492  $368,949
                                                                             ==========  ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE LARGE-CAP GROWTH FUND-CLASS R

            LARGE-CAP GROWTH
             CLASS R RETURN   S&P 500 RETURN
1/1/96               $10,000         $10,000
12/31/96             $12,489         $11,933
12/31/97             $16,576         $15,634
12/31/98             $20,746         $19,803
12/31/99             $23,497         $23,670
12/31/2000           $13,570         $21,270
12/31/2001           $11,403         $18,496
12/31/2002            $7,759         $14,174
5/31/2003             $8,762         $15,523

Large-Cap Growth Class R Return--(12.38)% S&P 500 Return--55.23%

        Total return of a $10,000 investment in the Fund vs. Benchmark Index without dividend reinvestment.

To the Shareholders of the Reserve Large-Cap Growth Fund:

The war was short, but peace remains distant. The battle for economic recovery has begun.

A recent survey showed that there was a statistically insignificant split among INDIVIDUAL investors as to the direction of the market for this year and next. Professional managers are more bullish. To some extent, a mixed opinion is often the best time for investing, particularly when the dominant emotion is fear. The real test should come this summer and beyond, when physical policies, hopefully, begin to work their magic.

March marked the beginning of a sentiment reversal, and the popular averages have had double-digit returns since then. Nobody knows if it will continue, however, it's the time to remind our shareholders that the historical returns in the market have been about ten percent. With fixed income market returns all but vanished, there is very little alternative for capital growth other than equities.

Putting it all together, we are optimistic on the economy and stocks, but we prefer to GO SLOW. There remains significant domestic and global uncertainty.

The most important lesson of the past three years may be to prioritize and avoid making mistakes. At the same time, we'd like to point out that it's always best to invest after a bear period, although you may not be totally comfortable committing more capital. Past history suggests that the aforementioned strategy, particularly dollar cost averaging, has yielded significant rewards.

Finally, we would like to thank our shareholders for their continued trust and support. We are confident that your patience may be rewarded as the market and the economy recover in the coming quarters and years.

                                     CLASS R  CLASS I  S&P 500
                                     -------  -------  -------
Fund Performance for the year ended
  5/31/03..........................  (9.31)%  (8.58)%  (9.70)%

RICHARD STEINBERG, CHIEF INVESTMENT OFFICER, STEINBERG GLOBAL ASSET MANAGEMENT,
                                  SUB-ADVISER
                                  (UNAUDITED)

              RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2003

                                                                         VALUE
 SHARES    COMMON STOCKS--84.2%                                         (NOTE 1)
 ------    --------------------                                         --------
           AEROSPACE/DEFENSE--3.1%
    1,500  General Dynamics Corp.....................................  $  100,230
                                                                       ----------
           ALUMINUM--4.6%
    6,000  Alcoa, Inc................................................     147,660
                                                                       ----------
           BANKING--3.8%
    3,000  Citigroup, Inc............................................     123,060
                                                                       ----------
           BEVERAGE--4.3%
    3,000  Coca-Cola Company.........................................     136,710
                                                                       ----------
           BROADCASTING/CABLE TV--3.5%
    2,500  Viacom Inc.-Class B*......................................     113,800
                                                                       ----------
           COMPUTER SERVICES--4.2%
    8,800  AOL Time Warner, Inc.*....................................     133,936
                                                                       ----------
           COMPUTER SOFTWARE--3.8%
    5,000  Microsoft Corp............................................     123,050
                                                                       ----------
           DRUGS & HEALTHCARE--9.7%
    2,000  Merck & Co., Inc..........................................     111,160
    3,500  Pfizer, Inc...............................................     108,570
    5,000  Schering-Plough Corp......................................      92,250
                                                                       ----------
                                                                          311,980
                                                                       ----------
           INDUSTRIAL--CONGLOMERATES--7.2%
    4,200  General Electric Co.......................................     120,540
    6,300  Tyco International Ltd....................................     111,510
                                                                       ----------
                                                                          232,050
                                                                       ----------
                                                                         VALUE
 SHARES    COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
 ------    --------------------------                                   --------
           INSURANCE--3.8%
    2,100  American International Group, Inc.........................  $  121,548
                                                                       ----------
           OIL--8.5%
    2,000  ChevronTexaco Corp........................................     141,880
    3,600  Exxon Mobil Corp.*........................................     131,040
                                                                       ----------
                                                                          272,920
                                                                       ----------
           RECREATION--3.9%
    6,400  The Walt Disney Co........................................     125,760
                                                                       ----------
           RETAILING--5.1%
    5,000  Home Depot, Inc...........................................     162,450
                                                                       ----------
           RESTAURANTS--4.6%
    7,800  McDonald's Corp.*.........................................     146,094
                                                                       ----------
           SECURITIES BROKERAGE--4.1%
   13,500  The Charles Schwab Corp...................................     130,950
                                                                       ----------
           SEMICONDUCTOR--10.0%
    4,300  Intel Corp................................................      89,612
    7,000  Nokia Corp. ADR...........................................     126,280
    5,200  Texas Instruments, Inc....................................     106,600
                                                                       ----------
                                                                          322,492
                                                                       ----------

                 TOTAL INVESTMENTS
                 (COST $3,633,733)...................................      84.2%   2,704,690
                 OTHER ASSETS, LESS LIABILITIES......................      15.8      509,168
                                                                       --------   ----------

                 NET ASSETS..........................................     100.0%  $3,213,858
                                                                       ========   ==========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.
ADR--American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2003


ASSETS:
  Investments in securities, at value
    (cost $3,633,733).....................................................................  $ 2,704,690
  Cash....................................................................................      505,980
  Dividends and interest receivable.......................................................        3,188
                                                                                            -----------
    Total Assets..........................................................................    3,213,858
                                                                                            -----------
NET ASSETS (NOTES 1 & 5):.................................................................  $ 3,213,858
                                                                                            ===========
COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001)................................................          658
  Paid in surplus.........................................................................    5,843,231
  Undistributed net investment income.....................................................        3,878
  Accumulated net realized loss on investments............................................   (1,704,866)
  Net unrealized depreciation on investments..............................................     (929,043)
                                                                                            -----------
NET ASSETS................................................................................  $ 3,213,858
                                                                                            ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($2,192,678/288,399 shares).....................................................  $      7.60
                                                                                            ===========
  Class I ($1,021,180/369,277 shares).....................................................  $      2.77
                                                                                            ===========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2003


INVESTMENT INCOME:
  Dividends *.....................................  $   37,857
  Interest........................................       5,745
                                                    ----------
    Total Investment Income.......................      43,602
                                                    ----------
EXPENSES (NOTE 3):
  Comprehensive management fee
    Class R.......................................      25,227
    Class I.......................................       9,186
  Distribution (12b-1) fees-Class R...............       5,256
  Trustee fees....................................          55
                                                    ----------
    Total Expenses................................      39,724
                                                    ----------
    Net Investment Income.........................       3,878
                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments................    (999,128)
  Net change in unrealized appreciation on
    investments...................................     559,284
                                                    ----------
  Net realized and unrealized loss on
    investments...................................    (439,844)
                                                    ----------
  Net Decrease in Net Assets Resulting from
    Operations....................................  $ (435,966)
                                                    ==========

*  Dividends are net of foreign tax withholdings of $319.

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 2003 AND MAY 31, 2002

                                                                                2003         2002
                                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income (loss).............................................  $     3,878  $   (16,071)
  Net realized loss on investments.........................................     (999,128)    (194,068)
  Net change in unrealized appreciation (depreciation) on investments......      559,284   (1,047,450)
                                                                             -----------  -----------
  Net decrease in net assets resulting from operations.....................     (435,966)  (1,257,589)
                                                                             -----------  -----------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
    Proceeds from sale of shares...........................................       55,856    1,108,188
    Cost of shares redeemed................................................     (569,486)    (494,719)
                                                                             -----------  -----------
    Net increase (decrease) in net assets resulting from capital share
     transactions..........................................................     (513,630)     613,469
                                                                             -----------  -----------
    Net decrease in net assets.............................................     (949,596)    (644,120)
NET ASSETS:
    Beginning of year......................................................    4,163,454    4,807,574
                                                                             -----------  -----------
    End of year............................................................  $ 3,213,858  $ 4,163,454
                                                                             ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE SMALL-CAP GROWTH FUND-CLASS R

            SMALL-CAP GROWTH  RUSSELL 2000(R)
             CLASS R RETURN    GROWTH RETURN
11/14/94             $10,000         $10,000
12/31/94             $10,090          $9,999
12/31/95             $16,897         $12,829
12/31/96             $17,362         $14,054
12/31/97             $17,269         $15,965
12/31/98             $20,751         $16,096
12/31/99             $48,937         $22,939
12/31/2000           $48,665         $17,738
12/31/2001           $39,520         $16,044
12/31/2002           $24,436         $11,120
5/31/2003            $28,839         $14,466

Small-Cap Growth Class R Return--188.39% Russell 2000(R) Growth 500
Return--44.66%

        Total return of a $10,000 investment in the Fund vs. Benchmark Index without dividend reinvestment.

To the Shareholders of the Reserve Small-Cap Growth Fund:

While the return for the twelve months ending May 31, 2003 was disappointing, the more recent returns have brightened our outlook. The Reserve Small-Cap Growth Fund has responded very well since the market bottom in early March and for the first six months of the calendar year ending June 30, 2003 the portfolio has increased more than 20%. This is an excellent result in absolute terms and relative to our Russell 2000-Registered Trademark- Growth benchmark.

We base our optimism on several factors. First, 2003 has the potential to develop into a reasonably good year for the economy and the capital markets. Monetary and fiscal policy initiatives are extremely aggressive, and we expect economic growth to improve later this year and to build into 2004. We would not be surprised to see the combination of interest rate reductions, tax cuts and deficit spending plus lower energy costs lift GDP growth to above a 4% annual rate in the second half of 2003.

In a better economic environment, earnings and cash flow are poised to accelerate for several reasons. First, corporations have significantly reduced overhead to survive the extended downturn. High tech companies particularly have scaled back expense levels substantially. As activity accelerates so will margins, and a sharp improvement in the bottom line will be experienced. For many companies in capital goods, revenues and profits have stabilized and with any uptick in business they will also experience strong operating leverage. These businesses, which have been underspending their capital budgets, particularly on technology, will once again invest in systems and software to maintain efficiency, productivity, and competive position.

Because of a major concentration in healthcare and technology, a discussion of both sectors is appropriate. In healthcare, the portfolio's biotechnology position has gradually increased over several months. Despite the second quarter's very strong performance in biotechnology, we believe that valuations, which are still below historical bull market averages, can move higher. The confluence of several positive events has set the stage for what we believe will be a sustained advance. These include the more efficient and cooperative regulatory environment that has emerged since the appointment of the new FDA commissioner, Mark McClellan; a number of significant new product approvals and several new product announcements; all-time low interest rates that create an environment where long duration assets like development stage biotech companies flourish, and a strong calendar of upcoming product events. The record number of new biologics in the final stages of FDA testing also implies a growing market for the services offered by the specialty drug distributors and pharmacy benefit management companies which are an important part of our healthcare package. Companies in the healthcare sector offer recession resistance, significant earnings growth potential, very high barriers to entry, often including patent protection, and they play into the "graying" demographic trend as well as the cost containment trend.

Within the technology sector, the Reserve Small-Cap Growth Fund's largest concentration is in the enterprise software area. We feel strongly that the stocks in this area will perform well as the industry goes through one of its periodic shifts in underlying architecture, this time moving towards web-based computing. This transition will drive another infrastructure cycle as was the case with the transition to minicomputers, PCs and client/servers. Web-based architectures integrate well with the existing infrastructure and offer a far more robust and inexpensive form of computing. Over time, as the web platform evolves, a fundamentally different computing environment will exist. Access to critical information needed by knowledge workers, customers and suppliers will be gained quite easily and inexpensively through a client browser. This will make the promise of dispersed computer networks a reality.

                                  (UNAUDITED)

There is no question that while the investment technology business has stabilized, the recovery has not followed the typical dynamics of past cycles. This has led analysts and investors to question the normal growth characteristics of the industry. Semiconductors and the equipment used to fabricate them have enjoyed over twenty years of strong double digit growth rates albeit cyclical in pattern. While growth is slowing simply by the law of large numbers, there are still very few industries that possess similar growth characteristics going forward. We expect that visibility will return shortly and with that, investor enthusiasm.

The year ahead looks very promising for our fund. After three years of down markets, investors are underinvested in equities in general but particularly in those companies we focus on, namely, high quality, high growth, smaller companies.

                                                         RUSSELL 2000-REGISTERED TRADEMARK-
                                     CLASS R   CLASS I                 GROWTH
                                     --------  --------  ----------------------------------
Fund Performance for the year ended
  5/31/03..........................  (14.23)%  (13.74)%                (10.31)%

   EDWIN G. VROOM AND ADELE S. WEISMAN, CO-PORTFOLIO MANAGERS, ROANOKE ASSET
                         MANAGEMENT CORP., SUB-ADVISER
                                  (UNAUDITED)

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2003

                                                                        VALUE
SHARES   COMMON STOCKS--99.0%                                         (NOTE 1)
------   --------------------                                         --------
         CAPITAL GOODS--4.6%
 60,000  Brooks Automation, Inc.*..................................  $   714,000
 48,900  Orbotech, Ltd.*...........................................      771,642
 70,850  Vishay Intertechnology, Inc.*.............................    1,023,074
                                                                     -----------
                                                                       2,508,716
                                                                     -----------
         CONSUMER NON-DURABLES--5.5%
 52,000  Activision, Inc.*.........................................      882,960
 96,300  Fossil, Inc.*.............................................    2,161,935
                                                                     -----------
                                                                       3,044,895
                                                                     -----------
         CONSUMER SERVICES--10.1%
 20,000  Harman International Industries...........................    1,484,000
 20,300  Hot Topic, Inc.*..........................................      541,401
 35,600  Steven Madden, Ltd.*......................................      713,780
 50,000  Tiffany & Co..............................................    1,638,000
 40,000  Williams-Sonoma, Inc.*....................................    1,137,200
                                                                     -----------
                                                                       5,514,381
                                                                     -----------
         ENERGY--11.3%
503,100  Esprit Exploration, Ltd.*.................................      842,436
 50,600  Newfield Exploration Co.*.................................    1,895,476
 40,800  Tesco Corp.*..............................................      403,920
141,333  XTO Energy, Inc...........................................    3,033,006
                                                                     -----------
                                                                       6,174,838
                                                                     -----------
         FINANCIAL SERVICES--3.3%
 38,500  Brown & Brown, Inc........................................    1,364,825
 64,500  InterCept, Inc.*..........................................      464,400
                                                                     -----------
                                                                       1,829,225
                                                                     -----------
         HEALTHCARE-BIOTECH/
         PHARMACEUTICALS--5.1%
103,100  Alkermes, Inc.*...........................................    1,328,959
 13,700  Martek Biosciences Corp.*.................................      515,668
 35,000  OSI Pharmaceuticals, Inc.*................................      922,600
                                                                     -----------
                                                                       2,767,227
                                                                     -----------
         HEALTHCARE-DEVICES--2.5%
 19,000  Orthofix International N.V.*..............................      625,100
120,000  Quidel Corp.*.............................................      750,000
                                                                     -----------
                                                                       1,375,100
                                                                     -----------
         HEALTHCARE-PHARMACEUTICALS
         BENEFIT MANAGEMENT--9.2%
 50,000  AdvancePCS*...............................................    1,660,500
115,000  Caremark Rx, Inc.*........................................    2,596,700
124,000  HealthExtras, Inc.*.......................................      782,440
                                                                     -----------
                                                                       5,039,640
                                                                     -----------
         HEALTHCARE-SPECIALTY
         DISTRIBUTION--7.0%
 60,562  Accredo Health, Inc.*.....................................    1,287,548
259,500  Chronimed, Inc.*..........................................    2,550,885
                                                                     -----------
                                                                       3,838,433
                                                                     -----------
                                                                        VALUE
SHARES   COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
------   --------------------------                                   --------
         HEALTHCARE-SERVICES--8.1%
 36,000  American Healthways, Inc.*................................  $   929,916
 27,800  National Dentex Corp.*....................................      549,050
 63,000  Priority Healthcare Corp.*................................    1,420,650
 88,300  PSS World Medical, Inc.*..................................      505,076
168,600  TriZetto Group, Inc.*.....................................    1,020,030
                                                                     -----------
                                                                       4,424,722
                                                                     -----------
         HUMAN RESOURCES--0.3%
 53,600  On Assignment, Inc.*......................................      179,560
                                                                     -----------
         TECHNOLOGY-ENTERPRISE
         SOFTWARE--15.7%
 74,000  BEA Systems, Inc.*........................................      802,160
 38,250  Business Objects S.A. ADR*................................      774,562
109,000  Documentum, Inc.*.........................................    2,309,710
 32,785  Fair Isacc Corp...........................................    1,827,764
 92,000  Manugistics Group, Inc.*..................................      442,520
104,200  MRO Software, Inc.*.......................................      986,774
 77,775  Retek, Inc.*..............................................      507,871
 46,900  Serena Software, Inc.*....................................      928,620
                                                                     -----------
                                                                       8,579,981
                                                                     -----------
         TECHNOLOGY-HARDWARE/
         EQUIPMENT--8.2%
 90,500  ATMI, Inc.*...............................................    2,264,310
 13,700  KLA-Tencor Corp.*.........................................      633,351
100,000  Kopin Corp.*..............................................      532,000
106,400  LTX Corp.*................................................    1,043,784
                                                                     -----------
                                                                       4,473,445
                                                                     -----------
         TELECOMMUNICATIONS
         & EQUIPMENT--6.7%
133,600  Aeroflex, Inc.*...........................................    1,048,760
129,425  Applied Micro Circuits Corp.*.............................      649,714
 56,100  DSP Group, Inc.*..........................................    1,305,447
 93,000  Skyworks Solutions, Inc.*.................................      691,920
                                                                     -----------
                                                                       3,695,841
                                                                     -----------
         TELECOMMUNICATIONS,
         SOFTWARE--1.4%
181,600  Witness Systems, Inc.*....................................      755,456
                                                                     -----------

                 TOTAL INVESTMENTS
                 (COST $68,891,900)..................................      99.0%   54,201,460
                 OTHER ASSETS, LESS LIABILITIES......................       1.0       594,307
                                                                       --------   -----------

                 NET ASSETS..........................................     100.0%  $54,795,767
                                                                       ========   ===========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.
ADR--American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2003


ASSETS:
  Investments in securities, at value
    (cost $68,891,900)............................  $ 54,201,460
  Cash............................................       707,993
  Receivable for Fund shares sold.................         2,690
  Dividends and interest receivable...............           709
                                                    ------------
    Total Assets..................................    54,912,852
                                                    ------------
LIABILITIES:
  Payable for Fund shares redeemed................       117,085
                                                    ------------
    Total Liabilities.............................       117,085
                                                    ------------
NET ASSETS (NOTES 1 & 5):.........................  $ 54,795,767
                                                    ============
COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001)........  $      2,423
  Paid in surplus.................................    96,419,171
  Accumulated net realized loss on investments....   (26,935,387)
  Net unrealized depreciation on investments......   (14,690,440)
                                                    ------------
NET ASSETS........................................  $ 54,795,767
                                                    ============
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($39,379,816/1,488,313 shares)..........  $      26.46
                                                    ============
  Class I ($15,415,951/933,788 shares)............  $      16.51
                                                    ============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2003


INVESTMENT INCOME:
  Dividends.......................................  $     28,424
  Interest........................................         9,710
                                                    ------------
    Total Investment Income.......................        38,134
                                                    ------------
EXPENSES (NOTE 3)
  Comprehensive management fee
    Class R.......................................       481,729
    Class I.......................................       127,253
  Distribution (12b-1) fees-Class R...............        92,640
  Trustee fees....................................           930
                                                    ------------
    Total Expenses................................       702,552
                                                    ------------
    Net Investment Loss...........................      (664,418)
                                                    ------------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments................    (5,536,405)
  Net change in unrealized depreciation on
    investments...................................    (5,083,835)
                                                    ------------
  Net realized and unrealized loss on
    investments...................................   (10,620,240)
                                                    ------------
  Net Decrease in Net Assets Resulting from
    Operations....................................  $(11,284,658)
                                                    ============

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 2003 AND MAY 31, 2002

                                              2003          2002
                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss...................  $   (664,418) $   (961,146)
  Net realized loss on investments......    (5,536,405)  (12,620,421)
  Net change in unrealized depreciation
    on investments......................    (5,083,835)   (3,186,190)
                                          ------------  ------------
  Net decrease in net assets resulting
    from operations.....................   (11,284,658)  (16,767,757)
                                          ------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Proceeds from sale of shares..........    13,349,753    93,918,632
  Cost of shares redeemed...............   (18,720,887)  (93,140,431)
                                          ------------  ------------
  Net increase (decrease) in net assets
    resulting from capital share
    transactions........................    (5,371,134)      778,201
                                          ------------  ------------
  Net decrease in net assets............   (16,655,792)  (15,989,556)
NET ASSETS:
  Beginning of year.....................    71,451,559    87,441,115
                                          ------------  ------------
  End of year...........................  $ 54,795,767  $ 71,451,559
                                          ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE STRATEGIC GROWTH FUND-CLASS R

            STRATEGIC GROWTH
             CLASS R RETURN   S&P 500 RETURN
6/1/99               $10,000         $10,000
6/30/99              $10,500         $10,544
9/30/99               $9,950          $9,853
12/31/99             $12,080         $11,285
3/31/2000            $13,500         $11,511
6/30/2000            $12,140         $11,173
9/30/2000            $11,730         $11,034
12/31/2000           $10,330         $10,141
3/31/2001             $8,860          $8,913
6/30/2001             $9,290          $9,405
9/30/2001             $7,220          $7,995
12/31/2001            $8,140          $8,818
3/31/2002             $7,670          $8,813
6/30/2002             $6,150          $7,603
9/30/2002             $5,150          $6,262
12/31/2002            $5,650          $6,758
3/31/2003             $5,640          $6,515
5/31/2003             $6,430          $7,401

Strategic Growth Class R Return--(35.70)% S&P 500 Return--(25.99)%

        Total return of a $10,000 investment in the Fund vs. Benchmark Index without dividend reinvestment.

To the Shareholders of the Reserve Strategic Growth Fund:

The Reserve Strategic Growth Fund ("R" class of shares) returned (5.7)% for the twelve-month period ending May 31, 2003, while the Standard & Poor's 500 Index, the Fund's primary benchmark, returned (9.7)%. During the year, the stock market was characterized by tremendous volatility, including an exceptionally strong upward move since the end of the war with Iraq. As the name of this Fund implies, we look to purchase stocks of companies with strong growth prospects. While we strive to maintain exposure to most major industries, we have identified the technology, healthcare, and financial industries as having the best long-term growth potential.

Clearly, the biotech area was the strongest area for the Fund over the past year. The Fund owned Amgen Inc. and Genentech Inc. and both produced strong positive returns. With a promising pipeline of new drugs in development, we feel that both of these established biotech companies are poised to continue their leadership role. After getting pummeled during the market downturn, the premier technology companies also showed some life. Some of the Fund's holdings in this area, including Oracle Corp., Dell Computer Corp. and EMC Corp., far outpaced the broader market. During last year's declining interest rate environment, we felt owning some of the financial industry's giants, such as Citigroup Inc., J.P. Morgan Chase & Co. Inc., and Wells Fargo & Co., was appropriate. The Fund's holdings in each of these companies also added value last year. For the first time in many years, the US government appears committed to spending more money on our military forces. This led us to identify the defense sector as a growth industry and the Fund added some exposure to this area by taking positions in General Dynamics Corp., Lockheed Martin Corp., and Northrop Grumman Corp.

The Reserve Strategic Growth Fund will continue to focus on companies that are leaders in their industry and we seek to outperform the broader market.

                                     CLASS R  CLASS I  S&P 500
                                     -------  -------  -------
Fund Performance for the year ended
  5/31/03..........................  (5.72)%  (5.22)%  (9.70)%

    KENNETH SHAPIRO, PRESIDENT, CONDOR CAPITAL MANAGEMENT, INC., SUB-ADVISER
                                  (UNAUDITED)

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2003

                                                                      VALUE
SHARES  COMMON STOCKS--98.5%                                         (NOTE 1)
------  --------------------                                         --------
        AEROSPACE-DEFENSE--1.9%
  500   General Dynamics Corp.....................................  $   33,410
  500   Lockheed Martin Corp......................................      23,210
  250   Northrop Grumman Corp.....................................      21,987
                                                                    ----------
                                                                        78,607
                                                                    ----------
        BUSINESS SERVICES--0.5%
  500   First Data Corp...........................................      20,710
                                                                    ----------
        CONGLOMERATE & DIVERSIFIED
        COMPANIES--2.8%
4,000   General Electric Co.......................................     114,800
                                                                    ----------
        ENERGY--6.2%
3,000   Anadarko Petroleum Corp...................................     147,840
3,000   Exxon Mobil Corp..........................................     109,200
                                                                    ----------
                                                                       257,040
                                                                    ----------
        FINANCIAL SERVICES-BANKS/S&L--5.1%
3,500   JP Morgan Chase & Co......................................     115,010
2,000   Wells Fargo & Co..........................................      96,600
                                                                    ----------
                                                                       211,610
                                                                    ----------
        FINANCIAL SERVICES-BROKERAGES
        & INSURANCE--13.3%
1,300   American Express Co.......................................      54,158
1,000   American International Group, Inc.........................      57,880
8,250   The Charles Schwab Corp...................................      80,025
3,500   Citigroup, Inc............................................     143,570
1,000   Goldman Sachs Group, Inc..................................      81,500
1,400   Marsh & McLennan Co., Inc.................................      70,182
1,500   Morgan Stanley............................................      68,625
                                                                    ----------
                                                                       555,940
                                                                    ----------
        HEALTH--16.1%
2,000   Amgen, Inc.*..............................................     129,420
1,000   Barr Laboratories, Inc.*..................................      52,750
1,500   Cardinal Health, Inc......................................      86,565
2,000   Genentech, Inc.*..........................................     125,220
2,500   Johnson & Johnson.........................................     135,875
4,500   Pfizer, Inc...............................................     139,590
                                                                    ----------
                                                                       669,420
                                                                    ----------
        INDEX--2.1%
3,000   NASDAQ 100 Index Tracking Stock*..........................      89,130
                                                                    ----------
        MANUFACTURING--1.6%
  500   Danaher Corp..............................................      33,460
  250   3M Co.....................................................      31,618
                                                                    ----------
                                                                        65,078
                                                                    ----------
        MEDIA & LEISURE--6.7%
4,000   Comcast Corp.--Special Class A*...........................     115,280
                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------  --------------------------                                  --------
4,000   McDonald's Corp...........................................  $   74,920
4,500   The Walt Disney Co........................................      88,425
                                                                    ----------
                                                                       278,625
                                                                    ----------
        NON-DURABLES--5.9%
1,000   Colgate-Palmolive Co......................................      59,620
1,000   Kimberly-Clark Corp.......................................      51,930
1,000   Pepsico, Inc..............................................      44,200
1,000   Proctor & Gamble Co.......................................      91,820
                                                                    ----------
                                                                       247,570
                                                                    ----------
        RETAILING--9.5%
1,500   Costco Wholesale Corp.*...................................      55,575
3,500   Home Depot, Inc...........................................     113,715
  500   Lowe's Co., Inc...........................................      21,130
2,000   Target Corp...............................................      73,260
2,500   Wal-Mart Stores, Inc......................................     131,525
                                                                    ----------
                                                                       395,205
                                                                    ----------
        TECHNOLOGY-HARDWARE--14.0%
6,000   Applied Materials, Inc.*..................................      93,360
4,000   Cisco Systems, Inc.*......................................      65,120
4,000   Dell Computer Corp.*......................................     125,160
5,000   EMC Corp..................................................      54,100
3,000   Flextronics International Ltd.*...........................      31,800
4,000   Intel Corp................................................      83,360
1,500   International Business Machines Corp......................     132,060
                                                                    ----------
                                                                       584,960
                                                                    ----------
        TECHNOLOGY-SOFTWARE--5.5%
5,000   Microsoft Corp.*..........................................     123,050
8,000   Oracle Corp.*.............................................     104,080
                                                                    ----------
                                                                       227,130
                                                                    ----------
        TELECOMMUNICATIONS--6.9%
6,000   Lucent Technologies, Inc.*................................      13,260
3,000   Nokia Corp. ADR...........................................      54,120
2,000   QUALCOMM, Inc.............................................      67,160
4,000   Verizon Communications, Inc...............................     151,400
                                                                    ----------
                                                                       285,940
                                                                    ----------
        UTILITIES--0.4%
3,000   Calpine Corp.*............................................      15,600
                                                                    ----------

                 TOTAL INVESTMENTS
                 (COST $5,627,350)...................................      98.5%   4,097,365
                 OTHER ASSETS, LESS LIABILITIES......................       1.5       63,815
                                                                       --------   ----------
                 NET ASSETS..........................................     100.0%  $4,161,180
                                                                       ========   ==========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.
ADR--American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2003


ASSETS:
  Investments in securities, at value
    (cost $5,627,350).............................  $ 4,097,365
  Cash............................................       60,324
  Dividends and interest receivable...............        3,491
                                                    -----------
    Total Assets..................................    4,161,180
                                                    -----------
NET ASSETS (NOTES 1 & 5):.........................  $ 4,161,180
                                                    ===========
COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001)........  $       640
  Paid in surplus.................................    8,962,216
  Undistributed net investment income.............        7,372
  Accumulated net realized loss on investments....   (3,279,063)
  Net unrealized depreciation on investments......   (1,529,985)
                                                    -----------
NET ASSETS........................................  $ 4,161,180
                                                    ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($885,422/137,800 shares)...............  $      6.43
                                                    ===========
  Class I ($3,275,758/501,781 shares).............  $      6.53
                                                    ===========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2003


INVESTMENT INCOME:
  Dividends*......................................  $    48,969
  Interest........................................          468
  Miscellaneous...................................          339
                                                    -----------
    Total Investment Income.......................       49,776
                                                    -----------
EXPENSES: (NOTE 3)
  Comprehensive management fee
    Class R.......................................       10,338
    Class I.......................................       29,834
  Distribution (12b-1) fees--Class R..............        2,154
  Trustee fees....................................           78
                                                    -----------
    Total Expenses................................       42,404
                                                    -----------
    Net Investment Income.........................        7,372
                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments................   (1,012,683)
  Net change in unrealized appreciation on
    investments...................................      519,014
                                                    -----------
  Net realized and unrealized loss on
    investments...................................     (493,669)
                                                    -----------
  Net Decrease in Net Assets Resulting from
    operations....................................  $  (486,297)
                                                    ===========

*  Dividends are net of foreign tax withholdings of $421

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 2003 AND MAY 31, 2002

                                             2003         2002
                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income (loss)..........  $     7,372  $   (14,056)
  Net realized loss on investments......   (1,012,683)  (1,449,954)
  Net change in unrealized appreciation
    (depreciation) on investments.......      519,014   (1,072,235)
                                          -----------  -----------
  Net decrease in net assets resulting
    from operations.....................     (486,297)  (2,536,245)
                                          -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Class I........           --      (16,090)
                                          -----------  -----------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Proceeds from sale of shares..........      151,691      933,852
  Reinvestment of distributions.........           --       16,052
  Cost of shares redeemed...............   (1,333,825)  (2,412,194)
                                          -----------  -----------
  Net decrease in net assets resulting
    from capital share transactions.....   (1,182,134)  (1,462,290)
                                          -----------  -----------
  Net decrease in net assets............   (1,668,431)  (4,014,625)
NET ASSETS:
  Beginning of year.....................    5,829,611    9,844,236
                                          -----------  -----------
  End of year...........................  $ 4,161,180  $ 5,829,611
                                          ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     Reserve Private Equity Series (the "Trust") was formed as a business trust under the laws of the state of Delaware. Currently, the Trust is comprised of seven regulated investment companies (commonly called mutual funds):
     Reserve Blue Chip Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve International Small-Cap Fund, Reserve Large-Cap Growth Fund, Reserve Small-Cap Growth Fund and Reserve Strategic Growth Fund (each a "Fund"; collectively the "Funds"). Each Fund issues two classes of shares designated as Class R and Class I. The Trust has the right, at its discretion, to add other funds or classes.

     The Trust is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. Each Fund in the Trust has an unlimited number of shares of beneficial interest of $.001 par value authorized.

     The accounting policies summarized below are consistently followed in preparation of the Trust's financial statements in conformity with generally accepted accounting principles.

     SECURITY VALUATION
     ---------------------------------------------------------------------------

     Portfolio securities are stated at value. Securities listed or traded on an exchange are valued at the last sales price on the exchange in which the security is principally traded. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under direction of the Trustees.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME
     ---------------------------------------------------------------------------

     Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions are recorded on the identified cost basis for both financial statement and federal income tax purposes. Income dividends, if any, are generally distributed annually. Distributions from net realized capital gains, if any, are generally distributed annually in December.

     Income and net realized capital gain distributions are determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments from net operating losses and the recognition of net realized gains and losses. Accordingly, the effect of differing financial reporting and federal income tax treatments have been reclassified among the components of net assets at May 31, 2003, the Trust's fiscal year end as follows:

                                                        INCREASE (DECREASE)
                                           ----------------------------------------------
                                                      UNDISTRIBUTED
                                                           NET
                                                       INVESTMENT    ACCUMULATED REALIZED
      RESERVE FUND                          CAPITAL   INCOME/(LOSS)      GAIN/(LOSS)
      ------------                         ---------  -------------  --------------------
      Blue Chip Growth Fund..............  $ (20,671)   $ 20,671                 --
      Informed Investors Growth Fund.....    (14,300)     14,300                 --
      International Equity Fund..........   (205,530)     86,549           $118,981
      International Small-Cap Fund.......     (6,347)    (19,794)            26,141
      Small-Cap Growth Fund..............   (664,418)    664,418                 --

     For the International Equity and Small-Cap Growth Funds, during the current fiscal year, permanent differences, primarily due to foreign currency losses (International Equity Fund) and net operating losses, resulted in a net decrease in accumulated net investment loss, a net decrease in accumulated net realized loss on investments and foreign currency transactions and a corresponding decrease in paid in surplus. These reclassifications had no effect on net investment income, net realized gain on investments, or net assets.

     FOREIGN CURRENCY TRANSLATION
     ---------------------------------------------------------------------------

     With respect to the Reserve International Equity Fund and the Reserve International Small-Cap Fund, assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date.

     The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

--------------------------------------------------------------------------------
     Reported realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books on the transaction date, and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

     FEDERAL INCOME TAXES
     ---------------------------------------------------------------------------

     It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

     The following Funds have capital loss carryforwards as follows:

                                                EXPIRING
                                                MAY 31,      TOTAL
                                                --------  ------------
      Blue Chip Growth Fund...................     2011   $ 2,940,691
                                                   2010     4,370,084
      Informed Investors Growth Fund..........     2011       536,018
                                                   2010     5,048,425
                                                   2009     3,398,638
      International Equity Fund...............     2011     1,376,642
                                                   2010     1,484,770
      International Small-Cap Fund............     2010       114,313
                                                   2009        17,630
      Large-Cap Growth Fund...................     2011       353,266
                                                   2010       101,200
                                                   2009       263,785
      Small-Cap Growth Fund...................     2011     9,361,824
                                                   2010    11,051,247
                                                   2009     1,729,117
      Strategic Growth Fund...................     2011     1,900,687
                                                   2010       808,725
                                                   2009       113,831

     During the year ended May 31, 2003, the International Small-Cap Fund utilized $4,807 of its capital loss carryforward.

(2)  INVESTMENT ACTIVITY
--------------------------------------------------------------------------------

     For the year ended May 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

                                                 AGGREGATE    AGGREGATE
                                                 PURCHASES      SALES
                                                -----------  -----------
      Blue Chip Growth Fund...................  $ 5,162,110  $ 5,616,077
      Informed Investors Growth Fund..........   15,743,674   12,953,551
      International Equity Fund...............    4,486,004    9,203,197
      International Small-Cap Fund............    1,153,778      619,726
      Large-Cap Growth Fund...................    1,687,959    1,848,384
      Small-Cap Growth Fund...................    7,592,182   12,416,094
      Strategic Growth Fund...................      255,465    1,456,910

--------------------------------------------------------------------------------
     At May 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

                                                                                  NET UNREALIZED
                                                                                  APPRECIATION/
                                      TAX BASIS COST  APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                      --------------  ------------  ------------  --------------
      Blue Chip Growth Fund.........   $ 4,936,328     $  533,739   $   (174,284)  $    359,455
      Informed Investors Growth
        Fund........................     4,395,594        589,021        (62,288)       526,733
      International Equity Fund.....     1,544,807        178,958        (25,294)       153,664
      International Small-Cap
        Fund........................       808,480        173,132         (5,170)       167,962
      Large-Cap Growth Fund.........     3,681,820         65,703     (1,042,833)      (977,130)
      Small-Cap Growth Fund.........    68,891,900      9,370,207    (24,060,647)   (14,690,440)
      Strategic Growth Fund.........     5,627,350        207,646     (1,737,631)    (1,529,985)

(3)  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

     Reserve Management Co., Inc. ("RMCI"), serves as each Fund's investment adviser (the "Adviser") subject to the policies adopted by the Board of Trustees. Under the Investment Management Agreement, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, and any other functions as required by the Trust. RMCI pays all administrative and customary operating expenses of each Fund, exclusive of interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees for which each Fund pays its direct or allocated share. For its services as investment adviser, RMCI receives a comprehensive management fee, based on each class' average daily net assets, at the following annual rates:

                                                CLASS R  CLASS I
                                                -------  -------
      Blue Chip Growth Fund...................   1.20%    0.90%
      Informed Investors Growth Fund..........   1.30     1.00
      International Equity Fund...............   1.55     1.25
      International Small-Cap Fund............   1.55     1.25
      Large-Cap Growth Fund...................   1.20     0.90
      Small-Cap Growth Fund...................   1.30     1.00
      Strategic Growth Fund...................   1.20     0.90

     RMCI and the Trust have retained registered investment advisers to serve as the Funds' sub-advisers (the "Sub-Advisers"). Under the general supervision of RMCI, the Sub-Advisers are responsible for the day-to-day investment decisions.

     For their services, the Sub-Advisers of the Funds receive an annual fee of up to one-half of the Adviser's net profit for the year before taxes of the respective Fund. Net profit is deemed to be the comprehensive management fee and 12b-1 fees less direct and allocated fund expenses and all applicable sales and marketing costs. The Adviser may also pay a Sub-Adviser for marketing assistance.

     The Trust has entered into a distribution plan (the "Plan") with Resrv Partners, Inc. ("RESRV"), an affiliate of RMCI. As distributor, RESRV is responsible for accepting Fund share purchases and redemptions on behalf of the Funds, providing at its own expense financial consultants and compensating broker-dealers who supply distribution assistance to RESRV. RESRV is also responsible for the marketing efforts of the Funds. For its services as distributor, RESRV receives a fee at the annual rate of 0.25% of Class R's average daily net assets. Class I shares do not participate in the Plan.

     Certain Officers / Trustees of the Trust are also Officers of RMCI and
     RESRV.

     TRANSACTIONS WITH AFFILIATES AND CONCENTRATIONS OF OWNERSHIP
     ---------------------------------------------------------------------------

     As of May 31, 2003, certain key officers of RMCI owned 30.8% of Blue Chip Growth Fund, 23.5% of Informed Investors Growth Fund, 29.0% of International Equity Fund, 22.0% of International Small-Cap Fund, 33.4% of Large-Cap Growth Fund, 4.5% of Small-Cap Growth Fund and 17.5% of Strategic Growth Fund.

(4)  CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

     For the year ended May 31, 2003, the capital share transactions of each Fund were as follows:

                                              CLASS R                   CLASS I
                                      ------------------------  ------------------------
      RESERVE BLUE CHIP GROWTH FUND     SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------   ----------  ------------  ----------  ------------
      Sold..........................      35,011  $    239,821      28,119  $     92,689
      Redeemed......................     (92,967)     (627,973)    (43,009)     (139,500)
                                      ----------  ------------  ----------  ------------
      Net Decrease..................     (57,956) $   (388,152)    (14,890) $    (46,811)
                                      ==========  ============  ==========  ============

                                                      CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE INFORMED INVESTORS GROWTH FUND    SHARES       AMOUNT       SHARES       AMOUNT
      --------------------------------------  ----------  ------------  ----------  ------------
      Sold..............................          42,692  $    350,344       6,138  $     42,461
      Redeemed..........................        (101,208)     (822,645)     (9,147)      (63,930)
                                              ----------  ------------  ----------  ------------
      Net Decrease......................         (58,516) $   (472,301)     (3,009) $    (21,469)
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE INTERNATIONAL EQUITY FUND       SHARES       AMOUNT       SHARES       AMOUNT
      ---------------------------------       ----------  ------------  ----------  ------------
      Sold..............................         172,381  $  1,336,201       9,177  $     59,380
      Redeemed..........................        (480,034)   (3,918,020)   (426,390)   (2,554,343)
                                              ----------  ------------  ----------  ------------
      Net Decrease......................        (307,653) $ (2,581,819)   (417,213) $ (2,494,963)
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE INTERNATIONAL SMALL-CAP FUND    SHARES       AMOUNT       SHARES       AMOUNT
      ------------------------------------    ----------  ------------  ----------  ------------
      Sold..............................         112,956  $    745,374       1,570  $     11,616
      Redeemed..........................         (20,217)     (135,024)     (1,640)      (11,184)
                                              ----------  ------------  ----------  ------------
      Net Increase (Decrease)...........          92,739  $    610,350         (70) $        432
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE LARGE-CAP GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................           2,954  $     20,331      14,412  $     35,525
      Redeemed..........................         (47,385)     (321,882)    (98,141)     (247,604)
                                              ----------  ------------  ----------  ------------
      Net Decrease......................         (44,431) $   (301,551)    (83,729) $   (212,079)
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE SMALL-CAP GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................         352,175  $  8,211,513     360,010  $  5,138,240
      Redeemed..........................        (618,699)  (14,094,181)   (330,639)   (4,626,706)
                                              ----------  ------------  ----------  ------------
      Net Increase (Decrease)...........        (266,524) $ (5,882,668)     29,371  $    511,534
                                              ==========  ============  ==========  ============

--------------------------------------------------------------------------------

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE STRATEGIC GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................           6,226  $     37,330      18,813  $    114,361
      Redeemed..........................         (18,479)     (107,722)   (215,050)   (1,226,103)
                                              ----------  ------------  ----------  ------------
      Net decrease......................         (12,253) $    (70,392)   (196,237) $ (1,111,742)
                                              ==========  ============  ==========  ============

     For the year ended May 31, 2002, the capital share transactions of each Fund were as follows:

                                              CLASS R                   CLASS I
                                      ------------------------  ------------------------
      RESERVE BLUE CHIP GROWTH FUND     SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------   ----------  ------------  ----------  ------------
      Sold..........................      29,764  $    292,187     953,404  $  4,856,663
      Reinvested....................      21,185       205,916      17,450        80,445
      Redeemed......................    (125,212)   (1,177,858)   (974,199)   (4,948,016)
                                      ----------  ------------  ----------  ------------
      Net Decrease..................     (74,263) $   (679,755)     (3,345) $    (10,908)
                                      ==========  ============  ==========  ============

                                                      CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE INFORMED INVESTORS GROWTH FUND    SHARES       AMOUNT       SHARES       AMOUNT
      --------------------------------------  ----------  ------------  ----------  ------------
      Sold..............................          14,302  $    140,217       9,590  $     80,017
      Redeemed..........................        (133,034)   (1,308,786)    (10,888)      (82,379)
                                              ----------  ------------  ----------  ------------
      Net Decrease......................        (118,732) $ (1,168,569)     (1,298) $     (2,362)
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE INTERNATIONAL EQUITY FUND       SHARES       AMOUNT       SHARES       AMOUNT
      ---------------------------------       ----------  ------------  ----------  ------------
      Sold..............................       2,618,480  $ 27,156,999   2,277,746  $ 20,323,897
      Reinvested........................          14,810       143,362      16,472       133,920
      Redeemed..........................      (2,980,229)  (31,458,222) (2,215,281)  (19,714,128)
                                              ----------  ------------  ----------  ------------
      Net Increase (Decrease)...........        (346,939) $ (4,157,861)     78,937  $    743,689
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE INTERNATIONAL SMALL-CAP FUND    SHARES       AMOUNT       SHARES       AMOUNT
      ------------------------------------    ----------  ------------  ----------  ------------
      Sold..............................             434  $      3,100       1,751  $     13,034
      Redeemed..........................            (482)       (3,476)        (52)         (398)
                                              ----------  ------------  ----------  ------------
      Net Increase (Decrease)...........             (48) $       (376)      1,699  $     12,636
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE LARGE-CAP GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................          36,202  $    338,333     212,169  $    769,855
      Redeemed..........................         (37,764)     (368,866)    (38,252)     (125,853)
                                              ----------  ------------  ----------  ------------
      Net Increase (Decrease)...........          (1,562) $    (30,533)    173,917  $    644,002
                                              ==========  ============  ==========  ============

--------------------------------------------------------------------------------

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE SMALL-CAP GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................       2,219,838  $ 69,845,885   1,130,641  $ 24,072,747
      Redeemed..........................      (2,202,309)  (69,276,729) (1,139,116)  (23,863,702)
                                              ----------  ------------  ----------  ------------
      Net Increase (Decrease)...........          17,529  $    569,156      (8,475) $    209,045
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE STRATEGIC GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................           1,160  $      9,194     113,957  $    924,658
      Reinvested........................              --            --       1,979        16,052
      Redeemed..........................          (2,866)      (22,559)   (295,908)   (2,389,635)
                                              ----------  ------------  ----------  ------------
      Net Decrease......................          (1,706) $    (13,365)   (179,972) $ (1,448,925)
                                              ==========  ============  ==========  ============

(5)  MANAGEMENT'S USE OF ESTIMATES
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

     Contained below is per share operating performance for a share of each Class of each Fund for each of the periods indicated. The information should be used in conjunction with the accompanying financial data and related notes.

                                                                  CLASS R
                                           -----------------------------------------------------
                                                        FISCAL YEARS ENDED MAY 31,
                                           -----------------------------------------------------
                                             2003       2002       2001       2000       1999
                                           ---------  ---------  ---------  ---------  ---------
      RESERVE BLUE CHIP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        year.............................   $  8.43    $ 12.37    $ 21.49    $ 20.84    $ 15.09
                                            -------    -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment loss..............     (0.04)     (0.09)     (0.20)     (0.21)     (0.23)
        Net realized and unrealized gain
          (loss).........................     (0.84)     (3.52)     (5.89)      5.48       7.02
                                            -------    -------    -------    -------    -------
      Total from investment operations...     (0.88)     (3.61)     (6.09)      5.27       6.79
      Less distributions from net
        realized capital gain............        --      (0.33)     (3.03)     (4.62)     (1.04)
                                            -------    -------    -------    -------    -------
      Net asset value, end of year.......   $  7.55    $  8.43    $ 12.37    $ 21.49    $ 20.84
                                            =======    =======    =======    =======    =======
      Total Return.......................    (10.44)%   (29.52)%   (31.35)%    23.89%     46.62%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of year
        (thousands)......................   $ 4,362    $ 5,364    $ 8,789    $13,911    $10,570
      Ratio of expenses to average net
        assets...........................      1.45%      1.47%      1.47%      1.45%      1.53%
      Ratio of net investment loss to
        average net assets...............     (0.50)%    (0.86)%    (1.13)%    (1.03)%    (0.96)%
      Portfolio turnover rate............       105%       127%       145%        94%       144%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                            CLASS I
                                           ------------------------------------------   PERIOD
                                                   FISCAL YEARS ENDED MAY 31,            ENDED
                                           ------------------------------------------   MAY 31,
                                             2003       2002       2001       2000      1999(A)
                                           ---------  ---------  ---------  ---------  ---------
      RESERVE BLUE CHIP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................   $  4.01    $  6.06    $ 12.23    $ 13.29    $ 10.00
                                            -------    -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment income (loss).....      0.00*     (0.01)     (0.04)     (0.05)     (0.32)
        Net realized and unrealized gain
          (loss).........................     (0.40)     (1.71)     (3.10)      3.61       4.65
                                            -------    -------    -------    -------    -------
      Total from investment operations...     (0.40)     (1.72)     (3.14)      3.56       4.33
      Less distributions from net
        realized capital gain............        --      (0.33)     (3.03)     (4.62)     (1.04)
                                            -------    -------    -------    -------    -------
      Net asset value, end of period.....   $  3.61    $  4.01    $  6.06    $ 12.23    $ 13.29
                                            =======    =======    =======    =======    =======
      Total Return.......................     (9.98)%   (29.05)%   (30.92)%    24.66%     32.90%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $ 1,026    $ 1,201    $ 1,835    $ 2,104    $     2
      Ratio of expenses to average net
        assets...........................      0.90%      0.92%      0.92%      0.90%      0.88%(b)
      Ratio of net investment income
        (loss) to average net assets.....      0.04%     (0.31)%    (0.56)%    (0.64)%    (1.12)%(b)
      Portfolio turnover rate............       105%       127%       145%        94%       144%

                                                                  CLASS R
                                           -----------------------------------------------------
                                                        FISCAL YEARS ENDED MAY 31,
                                           -----------------------------------------------------
                                             2003       2002       2001       2000       1999
                                           ---------  ---------  ---------  ---------  ---------
      RESERVE INFORMED INVESTORS GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        year.............................   $  9.31    $ 10.31    $ 16.44    $ 12.38    $ 10.46
                                            -------    -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment loss..............     (0.04)     (0.04)     (0.02)     (0.07)     (0.27)
        Net realized and unrealized gain
          (loss).........................     (0.77)     (0.96)     (5.64)      8.62       4.12
                                            -------    -------    -------    -------    -------
      Total from investment operations...     (0.81)     (1.00)     (5.66)      8.55       3.85
      Less distributions from net
        realized capital gain............        --         --      (0.47)     (4.49)     (1.93)
                                            -------    -------    -------    -------    -------
      Net asset value, end of year.......   $  8.50    $  9.31    $ 10.31    $ 16.44    $ 12.38
                                            =======    =======    =======    =======    =======
      Total Return.......................     (8.70)%    (9.70)%   (34.41)%    67.08%     42.22%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of year
        (thousands)......................   $ 4,220    $ 5,166    $ 6,941    $16,807    $ 4,123
      Ratio of expenses to average net
        assets...........................      1.55%      1.56%      1.56%      1.55%      1.61%
      Ratio of net investment loss to
        average net assets...............     (0.37)%    (0.41)%    (0.08)%    (0.74)%    (1.04)%
      Portfolio turnover rate............       504%       356%       529%       629%       551%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                                  CLASS I
                                           -----------------------------------------------------
                                                                                        PERIOD
                                                   FISCAL YEARS ENDED MAY 31,            ENDED
                                           ------------------------------------------   MAY 31,
                                             2003       2002       2001       2000      1999(A)
                                           ---------  ---------  ---------  ---------  ---------
      RESERVE INFORMED INVESTORS GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................   $  7.94    $  8.74    $ 13.98    $ 10.85    $ 10.00
                                            -------    -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment income (loss).....      0.01       0.01       0.08      (0.04)     (0.03)
        Net realized and unrealized gain
          (loss).........................     (0.66)     (0.81)     (4.85)      7.66       2.81
                                            -------    -------    -------    -------    -------
      Total from investment operations...     (0.65)     (0.80)     (4.77)      7.62       2.78
      Less distributions from net
        realized capital gain............        --         --      (0.47)     (4.49)     (1.93)
                                            -------    -------    -------    -------    -------
      Net asset value, end of period.....   $  7.29    $  7.94    $  8.74    $ 13.98    $ 10.85
                                            =======    =======    =======    =======    =======
      Total Return.......................     (8.19)%    (9.15)%   (34.10)%    68.07%      8.50%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $   799    $   893    $   995    $ 1,404    $     1
      Ratio of expenses to average net
        assets...........................      1.00%      1.01%      1.01%      1.00%      1.06%(b)
      Ratio of net investment income
        (loss) to average net assets.....      0.18%      0.14%      0.61%     (0.47)%    (0.59)%(b)
      Portfolio turnover rate............       504%       356%       529%       629%       551%

                                                                  CLASS R
                                           -----------------------------------------------------
                                                        FISCAL YEARS ENDED MAY 31,
                                           -----------------------------------------------------
                                             2003       2002       2001       2000       1999
                                           ---------  ---------  ---------  ---------  ---------
      RESERVE INTERNATIONAL EQUITY FUND
      -----------------------------------
      Net asset value, beginning of
        year.............................   $  9.73    $ 12.00    $ 20.41    $ 12.73    $ 13.22
                                            -------    -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment loss..............     (0.02)     (0.12)     (0.10)     (0.19)     (0.06)
        Net realized and unrealized gain
          (loss).........................     (1.50)     (1.86)     (4.51)      7.87      (0.43)
                                            -------    -------    -------    -------    -------
      Total from investment operations...     (1.52)     (1.98)     (4.61)      7.68      (0.49)
      Less distributions from net
        realized capital gain............        --      (0.29)     (3.80)        --         --
                                            -------    -------    -------    -------    -------
      Net asset value, end of year.......   $  8.21    $  9.73    $ 12.00    $ 20.41    $ 12.73
                                            =======    =======    =======    =======    =======
      Total Return.......................    (15.62)%   (16.48)%   (26.29)%    60.33%     (3.78)%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of year
        (thousands)......................   $ 1,382    $ 4,630    $ 9,873    $13,781    $12,310
      Ratio of expenses to average net
        assets...........................      1.83%      1.84%      1.94%      1.80%      1.87%
      Ratio of net investment loss to
        average net assets...............     (0.22)%    (0.55)%    (0.51)%    (0.86)%    (0.50)%
      Portfolio turnover rate............        98%       112%        47%        86%       174%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                                  CLASS I
                                           -----------------------------------------------------
                                                                                        PERIOD
                                                   FISCAL YEARS ENDED MAY 31,            ENDED
                                           ------------------------------------------   MAY 31,
                                             2003       2002       2001       2000      1999(A)
                                           ---------  ---------  ---------  ---------  ---------
      RESERVE INTERNATIONAL EQUITY FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................   $  8.19    $ 10.13    $ 17.82    $ 11.21    $ 10.00
                                            -------    -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment income (loss).....     (0.01)      0.00*      0.04      (0.04)     (0.48)
        Net realized and unrealized gain
          (loss).........................     (1.27)     (1.65)     (3.88)      6.65       1.69
                                            -------    -------    -------    -------    -------
      Total from investment operations...     (1.28)     (1.65)     (3.84)      6.61       1.21
      Less distributions from:
        Net investment income............        --         --      (0.05)        --         --
        Net realized capital gain........        --      (0.29)     (3.80)        --         --
                                            -------    -------    -------    -------    -------
      Total distributions................        --      (0.29)     (3.85)        --         --
                                            -------    -------    -------    -------    -------
      Net asset value, end of period.....   $  6.91    $  8.19    $ 10.13    $ 17.82    $ 11.21
                                            =======    =======    =======    =======    =======
      Total Return.......................    (15.63)%   (16.26)%   (25.83)%    58.97%     12.00%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $   352    $ 3,835    $ 3,943    $   529    $     1
      Ratio of expenses to average net
        assets...........................      1.29%      1.29%      1.39%      1.25%      1.29%(b)
      Ratio of net investment income
        (loss) to average net assets.....     (0.20)%     0.06%      0.30%     (0.58)%    (5.43)%(b)
      Portfolio turnover rate............        98%       112%        47%        86%       174%

                                                        CLASS R
                                           ----------------------------------
                                               FISCAL YEARS
                                              ENDED MAY 31,      PERIOD ENDED
                                           --------------------    MAY 31,
                                             2003       2002       2001(C)
                                           ---------  ---------  ------------
      RESERVE INTERNATIONAL SMALL-CAP FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................   $  7.95    $  7.32     $ 10.00
                                            -------    -------     -------
      Increase (decrease) from investment
        operations
        Net investment income (loss).....      0.05       0.01       (0.08)
        Net realized and unrealized gain
          (loss).........................     (0.47)      0.62       (2.60)
                                            -------    -------     -------
      Total from investment operations...     (0.42)      0.63       (2.68)
                                            -------    -------     -------
      Net asset value, end of period.....   $  7.53    $  7.95     $  7.32
                                            =======    =======     =======
      Total Return.......................     (5.28)%     8.61%     (26.80)%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $   883    $   194     $   179
      Ratio of expenses to average net
        assets...........................      1.80%      1.81%       1.80%(b)
      Ratio of net investment income
        (loss) to average net assets.....      1.74%      0.12%      (1.09)%(b)
      Portfolio turnover rate............       141%       155%        164%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                        CLASS I
                                           ----------------------------------
                                               FISCAL YEARS
                                              ENDED MAY 31,      PERIOD ENDED
                                           --------------------    MAY 31,
                                             2003       2002       2001(C)
                                           ---------  ---------  ------------
      RESERVE INTERNATIONAL SMALL-CAP FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................   $  7.95    $  7.28     $ 10.00
                                            -------    -------     -------
      Increase (decrease) from investment
        operations
        Net investment income (loss).....      0.05       0.05       (0.04)
        Net realized and unrealized gain
          (loss).........................     (0.43)      0.62       (2.68)
                                            -------    -------     -------
      Total from investment operations...     (0.38)      0.67       (2.72)
                                            -------    -------     -------
      Net asset value, end of period.....   $  7.57    $  7.95     $  7.28
                                            =======    =======     =======
      Total Return.......................     (4.78)%     9.20%     (27.20)%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $   166    $   175     $   148
      Ratio of expenses to average net
        assets...........................      1.25%      1.26%       1.25%(b)
      Ratio of net investment income
        (loss) to average net assets.....      0.70%      0.68%      (0.56)%(b)
      Portfolio turnover rate............       141%       155%        164%

                                                                  CLASS R
                                           -----------------------------------------------------
                                                        FISCAL YEARS ENDED MAY 31,
                                           -----------------------------------------------------
                                             2003       2002       2001       2000       1999
                                           ---------  ---------  ---------  ---------  ---------
      RESERVE LARGE-CAP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        year.............................   $  8.38    $ 11.06    $ 17.32    $ 21.38    $ 18.16
                                            -------    -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment income (loss).....     (0.00)*    (0.05)     (0.10)      0.04         --
        Net realized and unrealized gain
          (loss).........................     (0.78)     (2.63)     (2.09)     (2.14)      3.76
                                            -------    -------    -------    -------    -------
      Total from investment operations...     (0.78)     (2.68)     (2.19)     (2.10)      3.76
      Less distributions from:
        Net investment income............        --         --      (0.05)        --         --
        Net realized capital gain........        --         --      (4.02)     (1.96)     (0.54)
                                            -------    -------    -------    -------    -------
      Total distributions................        --         --      (4.07)     (1.96)     (0.54)
                                            -------    -------    -------    -------    -------
      Net asset value, end of year.......   $  7.60    $  8.38    $ 11.06    $ 17.32    $ 21.38
                                            =======    =======    =======    =======    =======
      Total Return with management
        contribution.....................     (9.31)%   (24.23)%   (14.10)%   (10.95)%    21.13%
      Total Return without management
        contribution.....................                                     (11.10)%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of year
        (thousands)......................   $ 2,193    $ 2,790    $ 3,697    $ 5,084    $ 8,118
      Ratio of expenses to average net
        assets...........................      1.45%      1.46%      1.48%      1.45%      1.51%
      Ratio of net investment income
        (loss) to average net assets.....     (0.06)%    (0.53)%    (0.78)%     0.17%     (0.22)%
      Portfolio turnover rate............        63%        99%       158%        70%        69%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                                  CLASS I
                                           -----------------------------------------------------
                                                                                        PERIOD
                                                   FISCAL YEARS ENDED MAY 31,            ENDED
                                           ------------------------------------------   MAY 31,
                                             2003       2002       2001       2000      1999(A)
                                           ---------  ---------  ---------  ---------  ---------
      RESERVE LARGE-CAP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................   $  3.03    $  3.98    $  9.06    $ 12.06    $ 10.00
                                            -------    -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment income (loss).....      0.01       0.00*     (0.05)      0.11      (0.01)
        Net realized and unrealized gain
          (loss).........................     (0.27)     (0.95)     (0.94)     (1.15)      2.61
                                            -------    -------    -------    -------    -------
      Total from investment operations...     (0.26)     (0.95)     (0.99)     (1.04)      2.60
      Less distributions from:
        Net investment income............        --         --      (0.07)        --         --
        Net realized capital gain........        --         --      (4.02)     (1.96)     (0.54)
                                            -------    -------    -------    -------    -------
      Total distributions................        --         --      (4.09)     (1.96)     (0.54)
                                            -------    -------    -------    -------    -------
      Net asset value, end of period.....   $  2.77    $  3.03    $  3.98    $  9.06    $ 12.06
                                            =======    =======    =======    =======    =======
      Total Return with management
        contribution.....................     (8.58)%   (23.87)%   (13.59)%   (10.61)%    20.60%
      Total Return without management
        contribution.....................                                     (10.71)%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $ 1,021    $ 1,374    $ 1,111    $   897    $12,042
      Ratio of expenses to average net
        assets...........................      0.90%      0.91%      0.93%      0.90%      0.87%(b)
      Ratio of net investment income
        (loss) to average net assets.....      0.50%      0.05%     (0.21)%     0.11%     (0.38)%(b)
      Portfolio turnover rate............        63%        99%       158%        70%        69%

                                                                  CLASS R
                                           -----------------------------------------------------
                                                        FISCAL YEARS ENDED MAY 31,
                                           -----------------------------------------------------
                                             2003       2002       2001       2000       1999
                                           ---------  ---------  ---------  ---------  ---------
      RESERVE SMALL-CAP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        year.............................   $ 30.85    $ 38.01    $ 45.89    $ 23.61    $ 16.66
                                            -------    -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment loss..............     (0.37)     (0.46)     (0.28)     (0.30)     (0.51)
        Net realized and unrealized gain
          (loss).........................     (4.02)     (6.70)     (6.94)     24.81       7.46
                                            -------    -------    -------    -------    -------
      Total from investment operations...     (4.39)     (7.16)     (7.22)     24.51       6.95
      Less distributions from net
        realized capital gain............        --         --      (0.66)     (2.23)        --
                                            -------    -------    -------    -------    -------
      Net asset value, end of year.......   $ 26.46    $ 30.85    $ 38.01    $ 45.89    $ 23.61
                                            =======    =======    =======    =======    =======
      Total Return.......................    (14.23)%   (18.84)%   (15.74)%   105.00%     41.72%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of year
        (thousands)......................   $39,380    $54,139    $66,028    $29,545    $ 6,258
      Ratio of expenses to average net
        assets...........................      1.55%      1.56%      1.55%      1.55%      1.61%
      Ratio of net investment loss to
        average net assets...............     (1.47)%    (1.36)%    (0.83)%    (1.19)%    (1.44)%
      Portfolio turnover rate............        14%        25%        15%        38%        26%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                                  CLASS I
                                           -----------------------------------------------------
                                                                                        PERIOD
                                                   FISCAL YEARS ENDED MAY 31,            ENDED
                                           ------------------------------------------   MAY 31,
                                             2003       2002       2001       2000      1999(A)
                                           ---------  ---------  ---------  ---------  ---------
      RESERVE SMALL-CAP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................   $ 19.14    $ 23.46    $ 28.49    $ 15.05    $ 10.00
                                            -------    -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment loss..............     (0.13)     (0.18)     (0.05)     (0.11)     (0.08)
        Net realized and unrealized gain
          (loss).........................     (2.50)     (4.14)     (4.32)     15.78       5.13
                                            -------    -------    -------    -------    -------
      Total from investment operations...     (2.63)     (4.32)     (4.37)     15.67       5.05
      Less distributions from net
        realized capital gain............        --         --      (0.66)     (2.23)        --
                                            -------    -------    -------    -------    -------
      Net asset value, end of period.....   $ 16.51    $ 19.14    $ 23.46    $ 28.49    $ 15.05
                                            =======    =======    =======    =======    =======
      Total Return.......................    (13.74)%   (18.41)%   (15.35)%   106.02%     50.50%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $15,416    $17,312    $21,413    $ 3,545    $     2
      Ratio of expenses to average net
        assets...........................      1.00%      1.01%      1.00%      1.00%      1.00%(b)
      Ratio of net investment loss to
        average net assets...............     (0.92)%    (0.80)%    (0.30)%    (0.77)%    (0.89)%(b)
      Portfolio turnover rate............        14%        25%        15%        38%        26%

                                                            CLASS R
                                           ------------------------------------------
                                                                             PERIOD
                                             FISCAL YEARS ENDED MAY 31,       ENDED
                                           -------------------------------   MAY 31,
                                             2003       2002       2001      2000(D)
                                           ---------  ---------  ---------  ---------
      RESERVE STRATEGIC GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................   $  6.82    $  9.50    $ 11.59    $ 10.00
                                            -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment loss..............     (0.02)     (0.05)     (0.01)     (0.06)
        Net realized and unrealized gain
          (loss).........................     (0.37)     (2.63)     (2.08)      1.65
                                            -------    -------    -------    -------
      Total from investment operations...     (0.39)     (2.68)     (2.09)      1.59
                                            -------    -------    -------    -------
      Net asset value, end of period.....   $  6.43    $  6.82    $  9.50    $ 11.59
                                            =======    =======    =======    =======
      Total Return.......................     (5.72)%   (28.21)%   (18.03)%    15.90%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $   885    $ 1,023    $ 1,442    $ 1,663
      Ratio of expenses to average net
        assets...........................      1.46%      1.46%      1.46%      1.45%(b)
      Ratio of net investment loss to
        average net assets...............     (0.25)%    (0.65)%    (0.10)%    (0.63)%(b)
      Portfolio turnover rate............         6%        14%        12%         2%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                            CLASS I
                                           ------------------------------------------
                                                                             PERIOD
                                             FISCAL YEARS ENDED MAY 31,       ENDED
                                           -------------------------------   MAY 31,
                                             2003       2002       2001      2000(D)
                                           ---------  ---------  ---------  ---------
      RESERVE STRATEGIC GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................   $  6.89    $  9.57    $ 11.64    $ 10.00
                                            -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment income (loss).....      0.02       0.00*      0.05      (0.02)
        Net realized and unrealized gain
          (loss).........................     (0.38)     (2.66)     (2.09)      1.66
                                            -------    -------    -------    -------
      Total from investment operations...     (0.36)     (2.66)     (2.04)      1.64
      Less distributions from net
        investment income................        --      (0.02)     (0.03)        --
                                            -------    -------    -------    -------
      Net asset value, end of period.....   $  6.53    $  6.89    $  9.57    $ 11.64
                                            =======    =======    =======    =======
      Total Return.......................     (5.22)%   (27.82)%   (17.59)%    16.40%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $ 3,276    $ 4,807    $ 8,402    $ 8,473
      Ratio of expenses to average net
        assets (with reimbursement)......        --         --       0.86%        --
      Ratio of expenses to average net
        assets (without reimbursement)...      0.91%      0.91%      0.91%      1.00%(b)
      Ratio of net investment income
        (loss) to average net assets.....      0.29%     (0.10)%     0.48%     (0.44)%(b)
      Portfolio turnover rate............         6%        14%        12%         2%

---------------

(a)  From October 1, 1998 (Commencement of Operations) to May 31, 1999.
(b)  Annualized.
(c)  From August 1, 2000 (Commencement of Operations) to May 31, 2001.
(d)  From June 1, 1999 (Commencement of Operations) to May 31, 2000.
  *  Amount rounds to less than $0.01 per share.

(7)  DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

     There were no distributions made to shareholders during the year ended May 31, 2003.

     At May 31, 2003, the components of net assets (excluding paid in capital) on a tax basis were as follows:

                                           INFORMED                   INTERNATIONAL
                            BLUE CHIP     INVESTORS    INTERNATIONAL    SMALL-CAP     LARGE-CAP      SMALL-CAP     STRATEGIC
                           GROWTH FUND   GROWTH FUND    EQUITY FUND       FUND       GROWTH FUND    GROWTH FUND   GROWTH FUND
                           ------------  ------------  -------------  -------------  ------------  -------------  ------------
Currently distributable
  ordinary income........           --            --             --            --    $     3,878             --   $     7,372
Less: Cumulative Timing
  Differences............           --            --    $   (39,799)    $ (19,440)            --             --            --
                           -----------   -----------    -----------     ---------    -----------   ------------   -----------
Undistributed ordinary
  income or
  (overdistribution) of
  ordinary income........           --            --    $   (39,799)    $ (19,440)   $     3,878             --   $     7,372
                           ===========   ===========    ===========     =========    ===========   ============   ===========
Tax basis capital loss
  carryover..............  $(7,310,775)  $(8,983,081)   $(2,861,412)    $(131,943)   $  (718,251)  $(22,142,188)  $(2,823,243)
Less: cumulative timing
  differences............      (26,080)     (638,260)      (489,776)           --       (938,528)    (4,793,199)     (455,820)
                           -----------   -----------    -----------     ---------    -----------   ------------   -----------
Accumulated capital
  loss...................  $(7,336,855)  $(9,621,341)   $(3,351,188)    $(131,943)   $(1,656,779)  $(26,935,387)  $(3,279,063)
                           ===========   ===========    ===========     =========    ===========   ============   ===========
Book unrealized
  appreciation/
  (depreciation).........  $   465,691   $   526,832    $   207,406     $ 168,362    $  (929,043)  $(14,690,440)  $(1,529,985)
Less: cumulative timing
  differences............     (106,236)         (159)       (51,420)         (340)       (48,087)            --            --
                           -----------   -----------    -----------     ---------    -----------   ------------   -----------
Unrealized appreciation/
  (depreciation).........  $   359,455   $   526,673    $   155,986     $ 168,022    $  (977,130)  $(14,690,440)  $(1,529,985)
                           ===========   ===========    ===========     =========    ===========   ============   ===========

     The differences in the Blue Chip Growth Fund, Informed Investors Growth Fund, International Equity Fund, International Small-Cap Fund and Large-Cap Growth Fund between book and tax basis unrealized appreciation/(depreciation) are primarily attributable to wash sales. The cumulative timing difference under capital loss carryover is due to post October losses. The cumulative timing differences in International Equity Fund and International Small-Cap Fund under ordinary income are due to post October Section 988 losses.

                         REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Reserve Private Equity Series:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Reserve Blue Chip Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve International Small-Cap Fund, Reserve Large-Cap Growth Fund, Reserve Small-Cap Growth Fund and Reserve Strategic Growth Fund (constituting Reserve Private Equity Series, hereafter referred to as the "Fund") at May 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
July 18, 2003

        THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds. The Trustees and the Executive Officers of the Funds oversee 28 portfolios in the Reserve fund complex. None of the Trustees or Executive Officers hold other directorships outside The Reserve Funds with the exception of Father Donald Harrington, a Director of The Bear Stearns Companies, Inc. (financial institution) since 1993 and Patrick Foye a Director of The Philadelphia Trust Company since 2002. The Trustees and Executive Officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEE*

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT               Chairman/Chief          Since 2000             President of Reserve Management
Age: 66                     Executive Officer and                          Company, Inc. ("RMCI"), Director
The Reserve Funds           Trustee of The Reserve                         and Chairman/Chief Executive
1250 Broadway               Fund ("RF"), Reserve                           Officer of Reserve Management
New York, NY 10001-3701     Tax-Exempt Trust                               Corporation ("RMC"); Chairman and
                            ("RTET"), Reserve New                          Director of Resrv Partners, Inc.
                            York Tax-Exempt Trust                          ("RESRV") (2000 - present) and
                            ("RNYTET"), Reserve                            Chairman and Director of the
                            Municipal Money-Market                         Reserve International Liquidity
                            Trust ("RMMMT") and                            Fund Ltd. (1990 - present)
                            Reserve Private Equity                         Co-founder of The Reserve Funds
                            Series ("RPES").                               (1970); various executive officer
                                                                           positions (1970 - present).

  * MR. BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH RMC, RMCI AND RESRV.

DISINTERESTED TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.           Trustee of RF, RTET,    Since 1970             Retired. President, Premier
Age: 72                     RNYTET, RMMMT and                              Resources, Inc. (meeting
125 Elm Street              RPES.                                          management firm) (1987 - 2001)
Westfield, NJ 07091
--------------------------------------------------------------------------------------------------------------
PATRICK J. FOYE             Trustee of RF, RTET,    Since 2000             Deputy Chairman of Long Island
Age: 46                     RNYTET, RMMMT and                              Power Authority (1995 - present).
c/o AIMCO                   RPES.                                          Executive Vice President of
2000 S. Colorado Blvd.                                                     Apartment Investment and Management
Tower Two                                                                  Company ("AIMCO") (a real estate
Suite 2-1000                                                               investment trust (1998 - present);
Denver, CO 80222                                                           Partner, Skadden, Arps, Slate,
                                                                           Meagher & Flom LLP (Law firm)
                                                                           (1989 - 1998).
--------------------------------------------------------------------------------------------------------------
DONALD J. HARRINGTON, C.M.  Trustee of RF, RTET,    Since 1987             President of St. John's University,
Age: 57                     RNYTET, RMMMT and                              NY (1989 - present).
c/o St. John's University   RPES.
8000 Utopia Parkway
Jamaica, NY 11439
--------------------------------------------------------------------------------------------------------------
WILLIAM J. MONTGORIS        Trustee of RF, RTET,    Since 1999             Retired. Former Chief Operating
Age: 56                     RNYTET, RMMMT and                              Officer of The Bear Stearns
286 Gregory Road            RPES.                                          Companies, Inc. (1979 - 1999)
Franklin Lakes, NJ 07417
--------------------------------------------------------------------------------------------------------------
WILLIAM E. VIKLUND          Trustee of RF, RTET,    Currently, since       Retired. Former President and COO
Age: 62                     RNYTET, RMMMT and       1999. (Previously,     of Long Island Bankcorp (1980 -
110 Grist Mill Lane         RPES.                   1987 - 1990)           1996).
Plandome Manor, NY
11030-1110

 ** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

OFFICERS WHO ARE NOT TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II            President and           Since 2000 and 2002,   Senior Vice President, Secretary
Age: 37                     Assistant Treasurer of  Respectively           and Assistant Treasurer of RMCI;
The Reserve Funds           RF, RTET, RNYTET,                              Senior Vice President, Secretary
1250 Broadway               RMMMT and                                      and Assistant Treasurer of RMC;
New York, NY 10001-3701     RPES.                                          and, Secretary and Director of
                            Trustee of RMMMT.                              RESRV (2000 - present). Trustee of
                                                                           RF, RTET, RNYTET, and RPES (1999 -
                                                                           2001). Vice President RMC, RMCI and
                                                                           RESRV (1992 - 2000).
--------------------------------------------------------------------------------------------------------------
ARTHUR T. BENT II           Chief Operating         Since 2000 and 2002,   Chief Operating Officer/Treasurer,
Age: 35                     Officer/Treasurer,      respectively.          Senior Vice President and Assistant
The Reserve Funds           Senior Vice President                          Secretary of RMCI; President,
1250 Broadway               and Assistant                                  Treasurer and Assistant Secretary
New York, NY 10001-3701     Secretary of RF, RTET,                         of RMC; and, Treasurer and Director
                            RNYTET, RMMMT and                              of RESRV (2000 - present). Vice
                            RPES.                                          President RMC, RMCI and RESRV
                            Trustee of RMMMT.                              (1997 - 2000).
--------------------------------------------------------------------------------------------------------------

RICHARD GOODMAN             Controller of           Since 2003             Controller of RMC, RMCI and RESRV.
Age: 42                     RF,                                            (2003 - present) Vice President,
The Reserve Funds           RTET, RNYTET,                                  Zurich Capital Market, Inc.
1250 Broadway               RMMMT and RPES.                                (Investment Adviser) (2002 - 2003);
New York, NY 10001-3701                                                    Director, Sanford C. Bernstein &
                                                                           Co., Inc. (Investment Adviser)
                                                                           (1989 - 2001).

 ** OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request, at 1-800-637-1700.

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not Applicable

Item 8 -- Reserved

Item 9 -- Controls and Procedures

     (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

     (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

     (a)  Code of Ethics -- Not required in this filing

     (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act -- Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reserve Private Equity Series

    ----------------------------------------------------------
    Bruce Bent
    Chief Executive Officer

Date: August 11, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    ----------------------------------------------------------
    Bruce Bent
    Chief Executive Officer

Date: August 11, 2003

    ----------------------------------------------------------
    Arthur Bent
    Treasurer and Principal Financial Officer

Date: August 11, 2003

Attached hereto as an exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.

Item 10
Reserve Private Equity Series
Annual period ending 05/31/03
File No. 811-07734